UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	November 1, 2017 — April 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Fixed Income Absolute Return Fund*

Semiannual report
4 | 30 | 18

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PTRNX

*Effective April 30, 2018, Putnam Absolute Return 300 Fund® was renamed Putnam Fixed Income Absolute Return Fund.

Putnam Fixed Income
Absolute Return
Fund

Semiannual report
4 | 30 | 18

Message from the Trustees	1
Interview with your fund’s portfolio manager	3
Your fund’s performance	8
Your fund’s expenses	11
Terms and definitions	13
Other information for shareholders	15
Financial statements	16

Consider these risks before investing: Allocation of assets among fixed-income strategies and sectors may hurt performance. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities also have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower volatility returns may be unsuccessful. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The fund is not intended to outperform stocks and bonds during strong market rallies.

Message from the Trustees

June 11, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility for global financial markets, the first half of 2018 has been considerably more challenging. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy. Bond markets have also had a series of ups and downs, due in part to uncertainty surrounding trade policy and the trajectory of U.S. interest rates.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/18. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 14.

2 Fixed Income Absolute Return Fund

Bill is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund is managed by Albert Chan, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the reporting period?

Overall, following a solid first half, the second half of the period was volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment from the beginning of the period until late January. However, the environment changed considerably at that point, due to interest-rate jitters, collapsing strategies predicated on market volatility remaining low, and uncertainty about inflation expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war.

In April, the U.S. unemployment rate fell to 3.9%, its lowest level since December 2000. This development, coupled with oil prices that approached $70 per barrel late in the

Fixed Income Absolute Return Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

period, added to investor unease about inflation. Reflecting this concern, the yield on the benchmark 10-year U.S. Treasury reached 3% in late April, its highest level in more than four years.

U.S. gross domestic product growth slowed to a 2.3% annual rate in 2018’s first quarter, reflecting reduced consumer spending following several months of strong demand. At the same time, however, business investment in buildings, equipment, and software moderated slightly from the fourth quarter but remained robust overall.

Overseas, eurozone economic growth slowed in the first quarter of 2018 to an annualized rate of 1.7%, down from 2.7% in the fourth quarter of last year. Weak data on exports, industrial production, and retail sales placed a surprising drag on the currency bloc’s growth. What isn’t yet clear is whether the factors that lay behind the slowdown were temporary, or will prove more long-lasting.

The fund generated a positive return for the six-month period. Which holdings and strategies aided performance?

Our mortgage-credit positions were the biggest contributor, led by an allocation to mezzanine commercial mortgage-backed securities [CMBS]. We mainly held CMBS that were issued between 2011 and 2014. The yield spreads for these bonds stayed in a relatively tight range, while spreads widened in other market sectors during the second half of the period. [Bond prices fall as spreads widen.] Also, our long

4 Fixed Income Absolute Return Fund

exposure to the BBB-rated tranche within the CMBX — an index that references a basket of CMBS issued in a particular year — proved additive. Additionally, CMBS interest-only [IO] securities provided steady, modest gains during most of the period.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Within non-agency residential mortgage-backed securities [RMBS], holdings of agency credit-risk transfer securities [CRTs] modestly contributed. CRTs benefited from strong overall demand, as investors continued to embrace the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Additionally, credit-rating agencies upgraded various CRT tranches, recognizing the improved outlook for their underlying collateral.

Our interest-rate and yield-curve positioning in the United States and overseas also worked well this period. We continued to de-emphasize interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — below zero. This strategy aided performance as yields rose across the curve in January and February. Tactical positioning in Europe also helped. Most notably, a short position in the United Kingdom early in 2018 proved beneficial as bond yields there rose. A shift to long exposure in the United Kingdom later in the first quarter of 2018 provided a further boost to our strategy, as rates trended lower during that time. Holdings of Greek government bonds were an additional contributor.

Were there other parts of the portfolio that contributed?

Strategies targeting prepayment risk were also additive over the six-month period. Our holdings of reverse-mortgage IO securities continued to benefit from regulatory changes

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Fixed Income Absolute Return Fund 5

announced by the Department of Housing and Urban Development [HUD] in August 2017. Investors believed the new regulations would reduce the incentives for owners of reverse mortgages to refinance, which helped strengthen secondary market demand for these securities during the reporting period.

Additionally, higher longer-term Treasury yields helped our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed below market expectations.

Positions in investment-grade and high-yield corporate bonds performed well during the first half of the period. However, increased volatility and spread widening in February and March limited the contribution from this part of the portfolio.

What about detractors?

Our currency strategies worked against performance this period. Our positioning was hampered by long exposure to the Australian dollar, which weakened versus the U.S. dollar during the second half of the period. A short position in the Japanese yen also dampened our strategy, as this currency strengthened against the U.S. dollar.

How did you use derivatives during the period?

We used interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our CMO holdings and to help hedge duration and manage the downside risk of these positions. We used credit default swaps to hedge credit and market risk, and to efficiently access specific issuers and market sectors. Lastly, we utilized currency forward contracts to

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Fixed Income Absolute Return Fund

hedge the foreign exchange-rate risk associated with bonds not denominated in U.S. dollars and to gain exposure to currencies.

Looking ahead, what market sectors do you find to be most attractive?

We think sustained U.S. economic growth, solid employment data, and a strong housing market may continue to provide a supportive backdrop for mortgage credit. As a result, we have a positive outlook for securitized mortgage products, such as CMBS, agency IO CMOs, CRTs, and non-agency RMBS.

Overseas, we think economic growth trends and central bank policies have created a more favorable environment for pursuing various cross-market interest-rate and currency opportunities.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Fixed Income Absolute Return Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	28.27%	2.70%	10.92%	2.09%	7.48%	2.43%	4.16%	2.30%
After sales charge	26.99	2.59	9.81	1.89	6.41	2.09	3.12	1.27
Class B (12/23/08)
Before CDSC	25.54	2.46	9.84	1.89	6.78	2.21	4.01	2.24
After CDSC	25.54	2.46	9.84	1.89	6.78	2.21	3.01	1.26
Class C (12/23/08)
Before CDSC	19.50	1.92	6.75	1.31	4.96	1.63	3.31	1.86
After CDSC	19.50	1.92	6.75	1.31	4.96	1.63	2.31	0.88
Class M (12/23/08)
Before sales charge	27.37	2.62	10.52	2.02	7.27	2.37	4.11	2.24
After sales charge	26.42	2.54	9.69	1.87	6.47	2.11	3.33	1.48
Class P (8/31/16)
Net asset value	31.16	2.94	12.21	2.33	8.18	2.66	4.33	2.37
Class R (12/23/08)
Net asset value	25.20	2.43	9.45	1.82	6.58	2.15	3.89	2.14
Class R6 (7/2/12)
Net asset value	31.37	2.96	12.25	2.34	8.20	2.66	4.44	2.47
Class Y (12/23/08)
Net asset value	31.21	2.95	12.25	2.34	8.22	2.67	4.45	2.38

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

8 Fixed Income Absolute Return Fund

Comparative index returns For periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S. Treasury
Bill Index	2.69%	0.28%	1.86%	0.37%	1.71%	0.57%	1.11%	0.64%

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/18

Distributions	Class A		Class B	Class C	Class M		Class P	Class R	Class R6	Class Y
Number	1		1	1	1		1	1	1	1
Income	$0.432		$0.406	$0.349	$0.426		$0.460	$0.408	$0.460	$0.460
Capital gains	—		—	—	—		—	—	—	—
Total	$0.432		$0.406	$0.349	$0.426		$0.460	$0.408	$0.460	$0.460
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/17	$10.06	$10.16	$10.00	$9.96	$10.02	$10.10	$10.11	$10.09	$10.11	$10.09
4/30/18	9.85	9.95	9.81	9.79	9.81	9.88	9.88	9.89	9.89	9.86

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fixed Income Absolute Return Fund 9

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	27.75%	2.68%	10.78%	2.07%	7.15%	2.33%	4.26%	2.19%
After sales charge	26.47	2.57	9.67	1.86	6.08	1.99	3.22	1.16
Class B (12/23/08)
Before CDSC	25.04	2.44	9.70	1.87	6.55	2.14	4.12	2.03
After CDSC	25.04	2.44	9.70	1.87	6.55	2.14	3.12	1.05
Class C (12/23/08)
Before CDSC	19.14	1.91	6.62	1.29	4.74	1.56	3.52	1.75
After CDSC	19.14	1.91	6.62	1.29	4.74	1.56	2.52	0.77
Class M (12/23/08)
Before sales charge	26.85	2.60	10.48	2.01	6.94	2.26	4.22	2.03
After sales charge	25.90	2.52	9.65	1.86	6.14	2.01	3.44	1.27
Class P (8/31/16)
Net asset value	30.63	2.92	12.07	2.31	7.95	2.58	4.54	2.26
Class R (12/23/08)
Net asset value	24.69	2.41	9.31	1.80	6.25	2.04	4.00	1.93
Class R6 (7/2/12)
Net asset value	30.84	2.94	12.21	2.33	7.97	2.59	4.65	2.26
Class Y (12/23/08)
Net asset value	30.68	2.93	12.11	2.31	7.99	2.60	4.55	2.27

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

10 Fixed Income Absolute Return Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 10/31/17	0.70%	0.90%	1.45%	0.75%	0.45%	0.95%	0.45%	0.45%
Annualized expense ratio
for the six-month period
ended 4/30/18*	0.77%	0.97%	1.52%	0.82%	0.52%	1.02%	0.52%	0.52%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.08% from annualizing the performance fee adjustment for the six months ended 4/30/18.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/17 to 4/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.86	$4.86	$7.61	$4.11	$2.61	$5.11	$2.61	$2.61
Ending value (after expenses)	$1,023.00	$1,022.40	$1,018.60	$1,022.40	$1,023.70	$1,021.40	$1,024.70	$1,023.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Fixed Income Absolute Return Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/18, use the following calculation method. To find the value of your investment on 11/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.86	$4.86	$7.60	$4.11	$2.61	$5.11	$2.61	$2.61
Ending value (after expenses)	$1,020.98	$1,019.98	$1,017.26	$1,020.73	$1,022.22	$1,019.74	$1,022.22	$1,022.22

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Fixed Income Absolute Return Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield

Fixed Income Absolute Return Fund 13

than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

14 Fixed Income Absolute Return Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2018, Putnam employees had approximately $510,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Fixed Income Absolute Return Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Fixed Income Absolute Return Fund

The fund’s portfolio 4/30/18 (Unaudited)

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)*	amount	Value
Agency collateralized mortgage obligations (15.9%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
17.465%, 5/15/35	$77,404	$100,834
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
16.841%, 11/15/35	189,291	243,333
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
16.015%, 12/15/36	107,950	135,380
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.097%, 6/15/34	381,075	420,783
Ser. 4760, Class IG, IO, 5.00%, 2/15/48	5,088,402	1,046,481
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
4.103%, 5/15/41	4,084,674	3,774,145
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	4,491,596	835,886
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	4,340,231	689,506
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	3,962,116	621,688
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	7,943,645	1,363,130
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	4,037,972	799,217
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	7,422,624	982,920
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	7,456,480	955,362
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,827,914	481,102
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	10,750,665	815,954
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	4,169,604	396,749
FRB Ser. 8, Class A9, IO, 0.437%, 11/15/28 W	235,387	3,248
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43 W	652,629	6,396
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	1,030,155	7,417
Ser. 3835, Class FO, PO, zero %, 4/15/41	7,710,336	6,345,098
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
18.014%, 5/25/35	57,620	68,245
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
17.244%, 6/25/37	158,384	206,517
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.559%, 8/25/35	112,056	131,576
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.106%, 5/25/40	1,079,385	1,171,888
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 6.447%, 2/25/25	190,968	207,038
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,337,393	1,058,669
Ser. 397, Class 2, IO, 5.00%, 9/25/39	434,413	95,596
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 0.00%),
4.203%, 2/25/47	9,413,859	1,341,475
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,673,787	534,437
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,746,281	569,540
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	7,816,729	1,280,956
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	4,101,944	555,403
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	4,756,919	533,776
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	5,383,141	773,555
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,451,023	607,129

Fixed Income Absolute Return Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 6, Class BI, IO, 3.00%, 12/25/42	$8,626,630	$588,112
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,698,571	212,823
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	13,309,265	980,826
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	7,622,520	544,227
Ser. 98-W2, Class X, IO, 0.602%, 6/25/28 W	1,541,425	75,222
Ser. 98-W5, Class X, IO, 0.06%, 7/25/28 W	446,133	21,771
Ser. 07-44, Class CO, PO, zero %, 5/25/37	32,857	26,377
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	3,070,652	710,088
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	3,044,563	695,062
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	3,418,678	770,399
Ser. 14-69, Class PI, IO, 5.00%, 4/20/44	4,176,543	803,985
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	4,280,969	1,007,987
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	4,041,184	886,232
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	114,433	9,406
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	831,120	182,348
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	5,055,141	1,142,007
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	16,058,770	3,526,506
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	11,164,531	2,544,732
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	5,142,106	1,092,124
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	4,584,573	1,045,328
Ser. 12-129, IO, 4.50%, 11/16/42	3,601,877	838,697
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	199,449	28,717
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	3,267,337	668,170
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	2,322,871	534,539
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	530,671	24,262
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.203%, 10/20/45	4,770,510	753,210
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.203%, 7/16/43	1,522,168	214,534
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
4.153%, 2/20/41	2,312,218	323,139
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	7,692,534	1,182,727
Ser. 15-94, IO, 4.00%, 7/20/45	154,508	34,780
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,598,304	241,679
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	4,031,154	684,490
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,089,962	213,144
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	5,414,320	839,382
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	6,484,064	1,267,051
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	14,039,500	1,690,356
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	5,872,713	1,019,849
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	4,593,474	752,181
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	6,701,528	1,270,610
Ser. 13-76, IO, 3.50%, 5/20/43	3,049,629	522,005
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,974,177	621,879
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	4,557,953	685,471
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,759,074	299,799
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	6,377,760	422,845

18 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	$1,450,178	$141,537
Ser. 183, Class AI, IO, 3.50%, 10/20/39	4,733,911	513,397
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	6,356,011	533,206
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	3,194,771	236,733
Ser. 16-H13, Class IK, IO, 2.594%, 6/20/66 W	16,827,891	2,208,661
Ser. 17-H02, Class BI, IO, 2.325%, 1/20/67 W	3,194,766	410,527
Ser. 17-H06, Class BI, IO, 2.249%, 2/20/67 W	14,314,062	1,836,494
Ser. 17-H03, Class DI, IO, 2.247%, 12/20/66 W	4,793,768	647,159
Ser. 17-H11, Class NI, IO, 2.227%, 5/20/67 W	5,092,448	600,033
Ser. 16-H22, Class AI, IO, 2.143%, 10/20/66 W	7,410,096	914,272
Ser. 16-H23, Class NI, IO, 2.108%, 10/20/66 W	9,878,530	1,261,488
Ser. 16-H11, Class HI, IO, 2.086%, 1/20/66 W	3,145,855	318,518
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65 W	11,533,980	1,168,392
Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65 W	16,759,925	1,649,177
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65 W	12,296,410	1,126,351
Ser. 15-H18, Class IA, IO, 1.813%, 6/20/65 W	10,363,166	720,240
Ser. 16-H08, Class AI, IO, 1.716%, 8/20/65 W	10,297,450	827,761
Ser. 17-H14, Class DI, IO, 1.699%, 6/20/67 W	6,515,077	498,501
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	13,993,113	1,190,198
Ser. 16-H02, Class BI, IO, 1.685%, 11/20/65 W	11,528,168	1,096,859
Ser. 15-H10, Class EI, IO, 1.628%, 4/20/65 W	15,518,666	826,291
Ser. 15-H25, Class AI, IO, 1.609%, 9/20/65 W	13,588,851	1,106,132
Ser. 14-H14, Class CI, IO, 1.585%, 7/20/64 W	16,660,603	874,682
Ser. 11-H15, Class AI, IO, 1.567%, 6/20/61 W	8,774,329	504,524
Ser. 15-H28, Class DI, IO, 1.548%, 8/20/65 W	10,525,351	740,532
Ser. 11-H08, Class GI, IO, 1.257%, 3/20/61 W	11,062,983	494,515
Ser. 10-151, Class KO, PO, zero %, 6/16/37	727,763	592,101
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	42,188	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	121,944	1,073
FRB Ser. 98-3, IO, zero %, 9/19/27 W	55,426	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	88,832	—
		84,198,861
Commercial mortgage-backed securities (14.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.409%, 1/15/49 W	1,190,084	3,496
Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4,
Class XC, IO, 0.059%, 7/10/42 W	155,442	15
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class B, 5.688%, 11/10/42 W	2,247,049	1,805,751
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	1,327,000	1,207,570
Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	3,164,774	1,519,091
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E,
6.279%, 4/15/44 W	1,919,220	1,345,544

Fixed Income Absolute Return Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.553%, 11/10/46 W	$17,576,859	$697,801
FRB Ser. 14-GC21, Class XA, IO, 1.386%, 5/10/47 W	11,715,189	664,452
FRB Ser. 14-GC19, Class XA, IO, 1.35%, 3/10/47 W	16,597,163	803,485
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class XA, IO, 1.972%, 9/10/45 W	8,252,772	497,139
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.001%, 5/15/46 W	847,737	858,767
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47 W	956,000	964,033
FRB Ser. 14-LC15, Class XA, IO, 1.473%, 4/10/47 W	13,313,212	601,757
FRB Ser. 14-CR19, Class XA, IO, 1.366%, 8/10/47 W	36,552,438	1,697,166
FRB Ser. 14-UBS4, Class XA, IO, 1.364%, 8/10/47 W	11,536,724	583,940
FRB Ser. 14-CR20, Class XA, IO, 1.297%, 11/10/47 W	14,827,225	752,185
FRB Ser. 13-CR11, Class XA, IO, 1.284%, 8/10/50 W	58,922,302	2,404,266
FRB Ser. 14-UBS6, Class XA, IO, 1.157%, 12/10/47 W	24,902,837	1,084,618
FRB Ser. 15-LC21, Class XA, IO, 0.983%, 7/10/48 W	17,052,733	651,005
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.913%, 10/15/45 W	750,000	628,380
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,081,883
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	1,503,000	1,012,788
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.236%, 9/15/39 W	485,828	492,341
FRB Ser. 08-C1, Class AJ, 6.171%, 2/15/41 W	4,668,000	3,816,090
Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882%, 7/15/37	258,847	260,918
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.249%, 5/15/38 W	779,709	42
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.94%, 4/15/50 W	1,086,000	954,823
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.515%, 8/10/44 W	2,131,000	2,210,467
GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B,
5.611%, 4/10/37 W	396,599	393,863
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO,
1.011%, 5/10/50 W	16,318,223	704,295
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class XA, IO,
1.275%, 1/10/47 W	23,651,339	1,012,277
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	1,724,376	1,611,395
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	828,000	770,780
FRB Ser. 13-GC12, Class D, 4.58%, 6/10/46 W	501,000	433,841
FRB Ser. 13-GC10, Class E, 4.558%, 2/10/46 W	1,864,000	1,445,690
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.291%, 4/15/47 W	27,927,039	643,802
FRB Ser. 14-C24, Class XA, IO, 1.19%, 11/15/47 W	18,258,556	719,002
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.722%, 8/15/46 W	1,834,000	1,643,860
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47 W	1,087,000	862,368

20 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-C10, Class XA, IO, 1.19%, 12/15/47 W	$35,704,265	$1,446,023
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51 W	237,255	242,593
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51 W	500,000	505,000
FRB Ser. 11-C3, Class E, 5.861%, 2/15/46 W	1,358,000	1,315,132
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45 W	2,332,000	2,221,088
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47 W	327,000	324,966
Ladder Capital Commercial Mortgage Securities, LLC 144A FRB
Ser. 17-LC26, Class XA, IO, 1.691%, 7/12/50 W	7,469,899	720,606
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.343%, 2/15/40 W	311,309	15
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.002%, 6/12/43 W	4,037,954	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	1,043,068	1,024,815
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	791,000	765,747
FRB Ser. 13-C13, Class XA, IO, 1.241%, 11/15/46 W	48,206,064	2,084,912
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.924%, 10/15/46 W	672,000	555,912
Ser. 14-C17, Class D, 4.86%, 8/15/47 W	2,809,000	2,390,092
FRB Ser. 12-C6, Class D, 4.727%, 11/15/45 W	624,000	624,098
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46 W	611,000	554,406
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46 W	4,328,000	3,439,643
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B,
5.448%, 11/12/41 W	1,036,000	983,508
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO,
2.272%, 3/15/45 W	9,246,973	581,779
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.495%, 5/10/63 W	7,689,329	347,525
FRB Ser. 13-C5, Class XA, IO, 1.112%, 3/10/46 W	46,132,112	1,770,550
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45 W	426,540	407,345
FRB Ser. 05-C21, Class D, 5.465%, 10/15/44 W	1,555,000	1,544,321
FRB Ser. 06-C29, IO, 0.377%, 11/15/48 W	7,002,947	280
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.426%, 7/15/46 W	749,000	699,120
FRB Ser. 14-LC16, Class XA, IO, 1.504%, 8/15/50 W	26,633,915	1,350,340
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.426%, 7/15/46 W	2,166,000	1,861,690
FRB Ser. 12-LC5, Class XA, IO, 1.951%, 10/15/45 W	10,075,799	642,544
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C,
4.53%, 12/15/45 W	401,000	399,227
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44 W	603,000	594,705
Ser. 11-C4, Class D, 5.401%, 6/15/44 W	604,000	585,161
Ser. 11-C4, Class E, 5.401%, 6/15/44 W	828,000	773,004
FRB Ser. 12-C7, Class D, 4.979%, 6/15/45 W	1,621,000	1,479,860
FRB Ser. 13-C15, Class D, 4.63%, 8/15/46 W	2,015,000	1,706,139

Fixed Income Absolute Return Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C10, Class D, 4.595%, 12/15/45 W	$1,546,000	$1,349,610
FRB Ser. 12-C10, Class E, 4.595%, 12/15/45 W	1,658,000	1,267,334
Ser. 13-C14, Class E, 3.25%, 6/15/46	1,065,000	771,406
FRB Ser. 11-C5, Class XA, IO, 1.912%, 11/15/44 W	9,862,757	457,859
FRB Ser. 12-C9, Class XB, IO, 0.844%, 11/15/45 W	46,094,000	1,327,507
		77,956,848
Residential mortgage-backed securities (non-agency) (5.9%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month
US LIBOR + 0.17%), 2.042%, 6/26/35	658,111	650,397
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 2.247%, 3/25/37	1,123,978	937,612
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.592%, 6/25/46 W	728,024	646,704
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.318%, 6/25/46	3,399,039	3,016,638
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.237%, 2/25/37	413,853	261,363
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.227%, 11/20/35	4,440,124	4,353,453
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.087%, 8/25/46	722,292	603,114
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.087%, 8/25/46	315,258	265,743
FRB Ser. 05-27, Class 1A1, 1.99%, 8/25/35 W	1,216,433	1,032,386
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.517%, 4/25/35	600,319	521,666
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 11.872%, 7/25/28	656,190	883,210
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.247%, 4/25/28	1,776,155	2,369,566
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 9.447%, 12/25/27	796,465	972,562
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 7.047%, 10/25/29	300,000	337,866
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3B, (1 Month US LIBOR + 5.15%), 7.047%, 11/25/28	280,000	343,767
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 3.91%, 9/25/30	470,000	475,875
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.147%, 9/25/28	1,588,589	2,390,568
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 13.647%, 10/25/28	839,934	1,210,639
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.797%, 10/25/28	1,450,000	1,700,835
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.597%, 4/25/28	1,618,452	1,881,380
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.397%, 9/25/29	501,000	560,954

22 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (36.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.197%, 2/25/25	$308,448	$339,646
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.147%, 4/25/29	80,000	90,826
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	41,723	45,759
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	139,261	150,146
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.497%, 1/25/30	370,000	374,900
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2,
(1 Month US LIBOR + 2.65%), 4.547%, 2/25/30	570,000	591,138
GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2, (1 Month
US LIBOR + 0.25%), 2.147%, 1/25/36	875,994	609,385
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.097%, 6/25/37	823,679	512,483
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 2.112%, 5/25/46	1,125,700	1,075,044
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, (1 Month US LIBOR + 0.18%), 2.077%, 1/25/37	586,857	556,353
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.333%, 9/25/35 W	789,095	795,157
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.362%, 10/25/45	924,267	928,096
		31,485,231
Total mortgage-backed securities (cost $197,230,079)		$193,640,940

	Principal
CORPORATE BONDS AND NOTES (23.6%)*	amount	Value
Basic materials (1.0%)
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	$450,000	$425,250
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	435,000	432,825
Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	950,000	1,012,173
Southern Copper Corp. sr. unsec. unsub. notes 5.875%,
4/23/45 (Peru)	800,000	894,785
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	879,750
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	734,000	767,030
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	1,000,000	1,032,500
		5,444,313
Capital goods (1.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,000,000	993,750
Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21	3,580,000	4,218,580
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	1,000,000	1,072,500

Fixed Income Absolute Return Fund 23

	Principal
CORPORATE BONDS AND NOTES (23.6%)* cont.	amount	Value
Capital goods cont.
Waste Management, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 6/30/20	$364,000	$377,003
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/29/20	280,000	282,100
		6,943,933
Communication services (0.8%)
AT&T, Inc. 144A sr. unsec. notes 4.30%, 2/15/30	1,839,000	1,780,117
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	861,725
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	680,000	651,100
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	640,000	675,162
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	185,000	190,203
		4,158,307
Consumer cyclicals (2.5%)
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	552,000	571,396
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
2.00%, 4/11/21	1,245,000	1,200,608
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	1,000,000	1,023,750
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23	420,000	452,550
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	425,000	428,188
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R	596,000	634,661
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R	279,000	291,139
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	195,000	186,225
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	565,000	565,605
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 4/1/21	500,000	506,745
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,216,500
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	450,000	436,500
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
3.30%, 8/14/20	3,790,000	3,796,345
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	647,700
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	428,940
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	1,000,000	1,013,750
		13,400,602
Consumer staples (1.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	1,000,000	1,002,500
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	4,851,000	4,742,811
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	504,700

24 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (23.6%)* cont.	amount	Value
Consumer staples cont.
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub.
notes 3.00%, 11/15/20	$1,875,000	$1,870,237
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	710,000	708,225
		8,828,473
Energy (2.4%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	620,000	610,583
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	660,000	643,500
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	180,000	214,134
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	425,000	440,406
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	399,784
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	126,000	123,921
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	879,000	942,728
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	505,000	501,440
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.75%, 2/1/29 (Brazil)	445,000	422,750
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	2,411,000	2,823,884
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,544,000	926,756
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	925,000	957,231
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,300,000	1,347,299
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,291,000	1,216,703
Range Resources Corp. company guaranty sr. unsec. notes
5.00%, 3/15/23	455,000	437,710
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	450,000	437,625
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	680,000	629,000
		13,075,454
Financials (8.9%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	795,000	778,039
Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18	5,465,000	5,465,685
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	540,000	656,208
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	400,000	413,500
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	1,600,000	1,604,000
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,400,000	2,480,546
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%,
4/13/21 (Canada)	865,000	861,486

Fixed Income Absolute Return Fund 25

	Principal
CORPORATE BONDS AND NOTES (23.6%)* cont.	amount	Value
Financials cont.
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	$1,485,000	$1,451,942
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20	2,040,000	2,038,748
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,055,000	1,062,913
Commonwealth Bank of Australia 144A unsec. notes 2.20%,
11/9/20 (Australia)	3,635,000	3,540,184
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	365,000	360,042
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT,
3.086%, 4/26/21	3,180,000	3,179,424
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	2,375,000	2,372,167
Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48
(United Kingdom)	652,000	592,616
Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%,
7/29/25 (Australia)	1,210,000	1,207,274
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	1,340,000	1,307,921
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	2,125,000	2,210,015
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	845,000	827,436
Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	767,759
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	1,700,000	1,699,439
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	532,000	558,733
Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	2,952,000	2,957,872
Starwood Property Trust, Inc. 144A sr. unsec. notes
4.75%, 3/15/25 R	880,000	849,200
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	1,510,000	1,468,641
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,215,465
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	925,000	905,462
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Switzerland)	1,020,000	1,005,168
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes
8.00%, 10/15/23	6,345	7,059
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%,
1/25/21 (Australia)	2,285,000	2,251,600
		47,096,544
Health care (2.6%)
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	2,975,000	3,097,980
CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	1,690,000	1,686,119
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	1,012,000	1,058,805
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
bonds 5.25%, 1/15/26 R	3,805,000	3,805,000
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,560,000	1,537,230
Service Corp. International sr. unsec. notes 5.375%, 1/15/22	1,674,000	1,704,132
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	700,000	726,250
		13,615,516

26 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (23.6%)* cont.	amount	Value
Technology (1.3%)
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	$4,336,000	$4,274,964
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	750,000	798,750
Fidelity National Information Services, Inc. sr. unsec. unsub. notes
3.625%, 10/15/20	447,000	451,551
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	895,000	912,900
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	680,000	640,050
		7,078,215
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	645,000	654,675
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	475,000	470,449
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
5.75%, 1/15/28	675,000	666,563
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	3,816,000	4,020,740
		5,812,428
Total corporate bonds and notes (cost $127,129,945)		$125,453,785

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (13.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48	$11,000,000	$11,415,078
4.00%, TBA, 5/1/48	3,000,000	3,068,672
		14,483,750
U.S. Government Agency Mortgage Obligations (10.3%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 5/1/48	1,000,000	1,018,594
3.50%, TBA, 6/1/48	21,000,000	20,823,634
3.50%, TBA, 5/1/48	21,000,000	20,852,345
2.50%, TBA, 5/1/48	13,000,000	12,116,406
		54,810,979
Total U.S. government and agency mortgage obligations (cost $69,514,063)		$69,294,729

	Principal
SENIOR LOANS (6.1%)*c	amount	Value
Basic materials (0.2%)
KMG Chemicals, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 4.651%, 6/15/24	$831,742	$836,940
		836,940
Capital goods (0.8%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.25%), 3.998%, 11/10/23	1,127,087	1,133,674
Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR
USD 3 Month + 2.00%), 3.82%, 10/1/22	743,951	748,084
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.052%, 3/31/24	675,415	679,319
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25	465,000	465,436

Fixed Income Absolute Return Fund 27

	Principal
SENIOR LOANS (6.1%)*c cont.	amount	Value
Capital goods cont.
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD
3 Month + 2.75%), 4.651%, 5/14/22	$426,855	$428,671
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD
3 Month + 2.75%), 4.787%, 6/9/23	770,130	773,407
		4,228,591
Communication services (0.8%)
Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month
+ 2.75%), 4.651%, 8/4/22	813,763	819,018
Charter Communications Operating, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.91%, 4/30/25	763,088	766,383
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA
LIBOR USD 3 Month + 3.75%), 5.706%, 11/27/23	1,019,814	1,025,870
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.50%), 4.438%, 2/2/24	495,000	496,083
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.146%, 8/19/23	1,001,219	972,684
		4,080,038
Consumer cyclicals (2.0%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.30%, 2/22/25	825,000	823,969
CityCenter Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.401%, 4/18/24	471,226	473,508
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 5.593%, 5/5/24	455,889	458,358
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.18%, 4/17/24	649,930	652,367
Golden Nugget, Inc./NV bank term loan FRN (BBA LIBOR USD
3 Month + 2.75%), 5.103%, 10/4/23	1,099,960	1,106,988
Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 4.901%, 4/25/24	446,625	447,044
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 1.75%), 4.098%, 10/25/23	700,936	706,583
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.901%, 1/31/25	400,000	402,333
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 5.141%, 10/25/20	2,007	1,764
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 4.539%, 8/14/24	1,600,706	1,610,266
Sinclair Television Group, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.50%), 2.50%, 12/11/24	1,000,000	1,003,542
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 5.312%, 3/29/25	965,206	969,067
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.901%, 1/27/24	757,897	758,528
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.901%, 12/27/20	60,808	60,808
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA
LIBOR USD 3 Month + 2.75%), 4.651%, 3/15/24	734,256	723,650
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.877%, 7/24/24	497,500	499,366
		10,698,141

28 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (6.1%)*c cont.	amount	Value
Consumer staples (0.5%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.151%, 2/17/24	$987,919	$989,360
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.611%, 6/21/24	744,375	751,302
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.151%, 2/14/21	412,800	368,837
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, (BBA LIBOR
USD 3 Month + 3.50%), 5.377%, 9/15/20	621,160	621,548
		2,731,047
Energy (—%)
Ascent Resources — Marcellus, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.50%), 8.839%, 3/30/23	115,000	115,000
		115,000
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.00%), 3.898%, 12/15/24	634,773	636,977
		636,977
Health care (0.9%)
CHS/Community Health Systems, Inc. bank term loan FRN Ser. H,
(BBA LIBOR USD 3 Month + 3.25%), 5.234%, 1/27/21	1,365,612	1,321,989
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.25%), 3.994%, 1/31/25	495,000	497,332
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.50%), 4.786%, 8/18/22	1,035,713	1,040,773
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.25%), 4.285%, 2/3/24	1,086,788	1,093,580
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.75%), 4.75%, 6/30/21	571,282	574,587
		4,528,261
Technology (0.5%)
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.91%, 3/30/24	1,308,115	1,314,656
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.25%), 4.147%, 7/10/22	916,192	919,220
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 2.75%), 4.651%, 2/1/22	432,134	433,832
		2,667,708
Utilities and power (0.3%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA
LIBOR USD 3 Month + 2.50%), 4.401%, 1/15/25	807,975	809,273
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.401%, 8/4/23	868,564	873,812
Vistra Operations Co., LLC bank term loan FRN Ser. C, (BBA LIBOR
USD 3 Month + 2.50%), 4.401%, 8/4/23	154,308	155,241
		1,838,326
Total senior loans (cost $31,465,518)		$32,361,029

Fixed Income Absolute Return Fund 29

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (3.5%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		$575,000	$556,313
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		385,000	371,718
Argentina (Republic of) sr. unsec. unsub. notes 5.875%,
1/11/28 (Argentina)		195,000	178,745
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		540,000	522,527
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		1,840,000	1,774,163
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		795,000	808,905
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,667,622
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	57,000	61,515
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	406,000	444,959
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	76,000	84,428
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	99,000	111,429
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	260,000	293,310
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,334,000	1,544,745
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	1,816,973	2,142,876
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	2,242,206	2,675,601
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	206,000	246,385
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	548,000	660,408
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	75,000	90,387
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	40,000	49,703
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)		$585,000	635,522
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	309,375
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		300,000	340,125
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,290,000	1,254,525
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	456,539
Russia (Federation of) 144A sr. unsec. notes 4.375%,
3/21/29 (Russia)		1,200,000	1,162,536
Total foreign government and agency bonds and notes (cost $15,857,507)			$18,444,361

30 Fixed Income Absolute Return Fund

	Principal
ASSET-BACKED SECURITIES (1.5%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50	$1,227,000	$1,227,000
Station Place Securitization Trust 144A
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%),
2.597%, 11/24/18	3,421,000	3,421,000
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%),
2.475%, 4/24/19	3,452,000	3,452,000
Total asset-backed securities (cost $8,100,000)		$8,100,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)*
			Notional/
	Expiration		contract
Counterparty	date/strike		amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$86,876,000	$876,579
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	349,111
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	83,662
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		86,876,000	87
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		3,822,500	439,282
2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884		19,977,600	115,271
2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84		37,556,100	55,207
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		34,750,400	4,170
2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81		9,389,000	3,849
2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75		9,389,000	1,314
2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715		18,778,000	188
(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	5,956,000	144
Credit Suisse International
(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675		$19,977,600	207,967
(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925		39,955,200	45,149
2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80		26,636,800	38,357
Goldman Sachs International
(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		4,467,000	298,217
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	4,288,000	195,930
2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$4,467,000	195,744
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	11,019,000	145,176
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		$43,481,500	76,527
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		7,297,600	15,836
2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666		18,778,000	1,690
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		31,622,900	32
2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125		26,636,800	27
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		86,876,000	887,003
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	363,292
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$39,094,200	352,239
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	327,067
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$4,467,000	298,172
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	291,606
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	200,345
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	195,521
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		34,750,400	107,031

Fixed Income Absolute Return Fund 31

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)* cont.
			Notional/
	Expiration		contract
Counterparty	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$39,094,200	$82,489
2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875		37,291,500	37,664
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	29,780,000	14,759
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$86,876,000	87
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	364,559
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	364,524
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		53,273,600	152,895
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		28,987,700	59,425
2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78		26,636,800	32,763
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		34,750,400	35
Wells Fargo Bank, N.A.
2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50		39,955,200	40
Total purchased swap options outstanding (cost $7,266,526)				$7,281,032

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$96.69	$ 21,000,000	$21,000,000	$93,576
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/96.84	21,000,000	21,000,000	80,766
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.00	21,000,000	21,000,000	69,279
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/98.69	63,000,000	63,000,000	467,712
Total purchased options outstanding (cost $841,641)				$711,333

COMMON STOCKS (0.1%)*	Shares	Value
Ascent Resources — Marcellus, LLC	82,617	$251,982
Caesars Entertainment Corp. †	2,594	29,442
Total common stocks (cost $284,018)		$281,424

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value
Ascent Resources — Marcellus, LLC	3/30/23	$0.01	21,390	$642
Total warrants (cost $642)				$642

32 Fixed Income Absolute Return Fund

	Principal amount/
SHORT-TERM INVESTMENTS (29.9%)*		shares	Value
Altria Group, Inc. commercial paper 2.305%, 5/8/18		$1,000,000	$999,510
Ameren Illinois Co. commercial paper 2.305%, 5/21/18		1,540,000	1,537,954
American Electric Power Co., Inc. 144A commercial paper
2.344%, 5/24/18		2,000,000	1,996,940
Autonation, Inc. 144A commercial paper 2.300%, 5/1/18		2,000,000	1,999,873
CAFCO, LLC asset backed commercial paper 2.335%, 7/10/18		2,000,000	1,991,547
Canadian Natural Resources, Ltd. commercial paper
2.454%, 5/23/18		2,000,000	1,997,078
Consolidated Edison, Inc. commercial paper 2.264%, 5/22/18		2,000,000	1,997,430
Dominion Energy Gas Holdings, LLC commercial paper
2.335%, 5/15/18		2,000,000	1,998,275
Entergy Corp. commercial paper 2.200%, 5/1/18		2,000,000	1,999,880
FMC Technologies, Inc. commercial paper 2.324%, 5/18/18		1,175,000	1,173,670
Hawaiian Electric Co., Inc. commercial paper 2.601%, 5/3/18		2,000,000	1,999,634
Kansas City Southern 144A commercial paper 2.472%, 5/9/18		1,500,000	1,499,126
National Grid USA commercial paper 2.150%, 5/1/18		2,000,000	1,999,880
Putnam Short Term Investment Fund 1.88% L	Shares	117,390,213	117,390,213
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.63% P	Shares	1,124,000	1,124,000
Suncor Energy, Inc. commercial paper 2.405%, 5/23/18		$2,000,000	1,997,074
U.S. Treasury Bills 1.836%, 7/26/18 ∆ §		852,000	848,377
U.S. Treasury Bills 1.523%, 6/21/18 # ∆ §		2,486,000	2,480,057
U.S. Treasury Bills 1.509%, 6/14/18 ∆ §		8,030,000	8,013,831
U.S. Treasury Bills 1.501%, 6/7/18 # ∆ §		1,750,000	1,747,053
U.S. Treasury Bills 1.459%, 5/10/18 ∆		1,717,000	1,716,341
U.S. Treasury Bills 1.450%, 5/24/18 # ∆ §		363,000	362,630
Total short-term investments (cost $158,872,964)			$158,870,373

TOTAL INVESTMENTS
Total investments (cost $616,562,903)	$614,439,648

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD /$	United States Dollar
ZAR	South African Rand

Fixed Income Absolute Return Fund 33

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $531,045,870.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $192,626 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,316,275 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,866,755 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

34 Fixed Income Absolute Return Fund

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $62,277,525 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $162,065,478) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$4,033,791	$4,114,091	$(80,300)
	British Pound	Buy	6/20/18	1,043,367	1,056,530	(13,163)
	Canadian Dollar	Buy	7/18/18	6,476	6,597	(121)
	Euro	Buy	6/20/18	1,666,260	1,664,871	1,389
	Japanese Yen	Sell	5/16/18	2,588,656	2,637,098	48,442
	Norwegian Krone	Buy	6/20/18	2,044,032	2,121,251	(77,219)
	Russian Ruble	Buy	6/20/18	1,361,764	1,521,310	(159,546)
	Russian Ruble	Sell	6/20/18	1,361,764	1,496,159	134,395
	Swedish Krona	Sell	6/20/18	5,428,994	5,562,720	133,726
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	2,588,907	2,656,099	(67,192)
	British Pound	Sell	6/20/18	115,087	15,352	(99,735)
	Canadian Dollar	Sell	7/18/18	2,183,935	2,181,919	(2,016)
	Euro	Buy	6/20/18	442,381	410,971	31,410
	Japanese Yen	Sell	5/16/18	58,800	52,021	(6,779)
	Swedish Krona	Sell	6/20/18	3,107,804	3,202,785	94,981
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	3,444,270	3,532,722	(88,452)
	Brazilian Real	Buy	7/3/18	1,407,196	1,513,859	(106,663)
	Brazilian Real	Sell	7/3/18	1,407,196	1,512,520	105,324
	British Pound	Sell	6/20/18	1,507,163	1,487,016	(20,147)
	Euro	Buy	6/20/18	3,855,137	3,905,226	(50,089)
	Japanese Yen	Buy	5/16/18	1,489,574	1,535,727	(46,153)
	Japanese Yen	Sell	5/16/18	1,489,574	1,538,561	48,987
	New Zealand Dollar	Sell	7/18/18	1,152,610	1,154,482	1,872
	Swedish Krona	Sell	6/20/18	2,075,820	2,225,231	149,411
Credit Suisse International
	Australian Dollar	Buy	7/18/18	4,370,272	4,391,417	(21,145)
	British Pound	Sell	6/20/18	1,510,061	1,456,913	(53,148)
	Canadian Dollar	Sell	7/18/18	1,155,402	1,180,024	24,622

Fixed Income Absolute Return Fund 35

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $162,065,478) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International cont.
	Euro	Buy	6/20/18	$835,797	$857,789	$(21,992)
	Japanese Yen	Sell	5/16/18	1,637,442	1,632,198	(5,244)
	Swedish Krona	Sell	6/20/18	2,617,430	2,804,711	187,281
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	3,339,590	3,464,317	(124,727)
	Brazilian Real	Sell	7/3/18	117,533	107,562	(9,971)
	British Pound	Sell	6/20/18	1,223,174	1,171,792	(51,382)
	Canadian Dollar	Buy	7/18/18	29,181	24,341	4,840
	Chinese Yuan (offshore)	Buy	5/16/18	1,535,067	1,548,418	(13,351)
	Chinese Yuan (offshore)	Sell	5/16/18	1,535,067	1,534,812	(255)
	Euro	Buy	6/20/18	1,428,102	1,448,844	(20,742)
	Japanese Yen	Buy	5/16/18	664,159	807,144	(142,985)
	New Zealand Dollar	Sell	7/18/18	2,437,839	2,521,084	83,245
	Norwegian Krone	Buy	6/20/18	3,360,069	3,484,181	(124,112)
	South African Rand	Buy	7/18/18	149,411	157,233	(7,822)
	Swedish Krona	Sell	6/20/18	2,874,182	3,039,291	165,109
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	2,642,603	2,695,697	(53,094)
	British Pound	Sell	6/20/18	1,525,792	1,525,164	(628)
	Euro	Buy	6/20/18	565,156	594,913	(29,757)
	Japanese Yen	Sell	5/16/18	1,921,795	1,942,518	20,723
	Mexican Peso	Buy	7/18/18	470,028	480,474	(10,446)
	Swedish Krona	Sell	6/20/18	1,441,917	1,534,785	92,868
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	1,872,113	1,924,681	(52,568)
	British Pound	Sell	6/20/18	4,080,875	4,126,303	45,428
	Canadian Dollar	Sell	7/18/18	2,267,578	2,266,830	(748)
	Euro	Buy	6/20/18	3,181,990	3,230,837	(48,847)
	Japanese Yen	Sell	5/16/18	487,160	458,833	(28,327)
	New Zealand Dollar	Sell	7/18/18	1,470,892	1,512,339	41,447
	Norwegian Krone	Buy	6/20/18	3,480,553	3,554,731	(74,178)
	Russian Ruble	Buy	6/20/18	1,361,762	1,522,691	(160,929)
	Russian Ruble	Sell	6/20/18	1,361,762	1,492,081	130,319
	Swedish Krona	Sell	6/20/18	4,146,803	4,323,395	176,592
	Swiss Franc	Buy	6/20/18	204,483	213,202	(8,719)
NatWest Markets PLC
	Euro	Buy	6/20/18	3,010,613	3,052,414	(41,801)
	Euro	Sell	6/20/18	3,010,613	3,076,743	66,130
	Japanese Yen	Buy	5/16/18	2,136,181	2,169,434	(33,253)
	Japanese Yen	Sell	5/16/18	2,136,181	2,175,015	38,834
	Swedish Krona	Sell	6/20/18	2,870,767	3,053,881	183,114

36 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $162,065,478) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	$3,897,030	$4,020,889	$(123,859)
	British Pound	Sell	6/20/18	1,466,178	1,437,763	(28,415)
	Canadian Dollar	Sell	7/18/18	2,297,540	2,324,201	26,661
	Euro	Buy	6/20/18	1,952,536	1,979,713	(27,177)
	Japanese Yen	Buy	5/16/18	664,159	755,845	(91,686)
	New Zealand Dollar	Sell	7/18/18	695,450	714,968	19,518
	Norwegian Krone	Buy	6/20/18	3,305,128	3,368,669	(63,541)
	Swedish Krona	Sell	6/20/18	3,386,530	3,617,833	231,303
UBS AG
	Australian Dollar	Buy	7/18/18	886,315	912,228	(25,913)
	British Pound	Buy	6/20/18	13,248	13,692	(444)
	Canadian Dollar	Sell	7/18/18	1,162,580	1,168,476	5,896
	Euro	Buy	6/20/18	2,121,609	2,145,012	(23,403)
	Japanese Yen	Sell	5/16/18	1,231,639	1,193,241	(38,398)
	New Zealand Dollar	Sell	7/18/18	2,188,012	2,245,261	57,249
	Norwegian Krone	Buy	6/20/18	957,860	1,003,189	(45,329)
	Swedish Krona	Buy	6/20/18	346,684	397,249	(50,565)
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	2,981,495	3,039,305	(57,810)
	British Pound	Buy	6/20/18	1,171,563	1,185,432	(13,869)
	Euro	Buy	6/20/18	2,523,025	2,555,276	(32,251)
	Japanese Yen	Buy	5/16/18	1,151,591	1,151,215	376
	Japanese Yen	Sell	5/16/18	1,151,591	1,171,871	20,280
Unrealized appreciation						2,371,772
Unrealized depreciation						(2,580,406)
Total						$(208,634)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Short)	30	$5,750,833	$5,750,831	Jun-18	$(82,691)
Euro-OAT 10 yr (Short)	9	1,671,669	1,671,668	Jun-18	(25,894)
U.S. Treasury Note 2 yr (Short)	112	23,749,250	23,749,250	Jun-18	71,527
U.S. Treasury Note Ultra 10 yr (Long)	51	6,522,422	6,522,422	Jun-18	(21,617)
Unrealized appreciation					71,527
Unrealized depreciation					(130,202)
Total					$(58,675)

Fixed Income Absolute Return Fund 37

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $7,243,521) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$39,094,200	$1,955
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	14,769
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		39,094,200	267,404
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	891,348
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		30,121,000	143,075
Citibank, N.A.
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	9,470,000	114
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$34,750,400	7,298
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87		9,389,000	10,046
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015		18,778,000	27,416
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739		19,977,600	50,344
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93		18,778,000	69,291
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029		19,977,600	152,030
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		30,121,000	199,401
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		17,375,200	659,215
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915		5,993,300	43,391
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675		59,932,800	277,489
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		69,500,800	13,205
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125		26,636,800	15,183
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375		43,481,500	18,262
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066		18,778,000	31,923
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375		43,481,500	42,177
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	2,978,000	234,942
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	2,978,000	241,091
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	11,912,000	381,283
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	459,958
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	489,160
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$39,094,200	1,955
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		86,876,000	13,900
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945		18,645,800	51,835
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	6,551,600	121,674
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$39,094,200	271,705
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		69,500,800	358,624
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	681,414
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$86,876,000	900,903
Morgan Stanley & Co. International PLC
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375		34,750,400	35
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		5,993,300	29,607
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646		28,987,700	69,570

38 Fixed Income Absolute Return Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $7,243,521) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	$53,273,600	$168,877
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,450,300	311,666
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,450,300	312,045
Wells Fargo Bank, N.A.
2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74	39,955,200	22,375
Total			$8,057,955

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $841,641) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$97.23	$21,000,000	$21,000,000	$54,852
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.38	21,000,000	21,000,000	46,368
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.54	21,000,000	21,000,000	38,955
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.77	21,000,000	21,000,000	29,988
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.92	21,000,000	21,000,000	24,864
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/98.08	21,000,000	21,000,000	20,496
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.11	63,000,000	63,000,000	312,795
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.54	63,000,000	63,000,000	194,292
Total				$722,610

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$8,687,600	$(173,752)	$162,979
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	33,621

Fixed Income Absolute Return Fund 39

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	$5,212,600	$(183,744)	$(5,056)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(22,675)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	(111,462)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	8,687,600	(173,752)	(152,728)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(155,075)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(173,423)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	371,399
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	274,268
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	72,976
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	(184,612)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	162,284
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	15,325
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(65,366)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	(152,641)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	32,144
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	17,227
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	14,354
2.9225/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.9225	25,273,800	(68,871)	3,538
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	(13,769)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	(35,479)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	(110,419)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	8,687,600	334,473	273,746

40 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	$1,026,000	$82,080	$48,304
(2.995)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.995	12,636,900	65,396	(8,214)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	1,026,000	82,080	(31,642)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	8,687,600	332,735	(181,571)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	41,465
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(43,602)	27,717
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	10,909
2.902/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.902	25,273,800	(72,030)	7,835
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(118,496)	7,609
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(1,543)
(3.082)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.082	25,273,800	(73,294)	(16,681)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(155,601)	(26,845)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	(27,170)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(27,178)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	(41,157)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(82,075)	(48,407)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	1,709,900	140,383	75,800
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	64,515
2.992/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	12,636,900	72,346	10,236
(2.992)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	12,636,900	72,346	(11,373)
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	1,709,900	72,158	(35,617)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	(55,418)

Fixed Income Absolute Return Fund 41

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	$1,709,900	$(106,014)	$22,947
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(13,646)	14,877
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(110,090)	13,666
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(177,830)	(4,223)
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	1,709,900	(20,519)	(8,464)
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(98,832)	(8,652)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(25,137)	(17,401)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(158,620)	(43,318)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(102,584)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(258,232)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	354,717
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	129,064
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	1,026,000	112,963	63,109
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	1,709,900	28,213	5,420
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	1,709,900	186,379	(18,963)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	1,026,000	57,559	(26,994)
Morgan Stanley & Co. International PLC
3.005/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	37,910,700	(223,673)	47,767
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(25,650)	17,965
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(157,183)	11,471
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(13,441)	(9,778)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(110,398)	(28,061)
(3.005)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	37,910,700	(223,673)	(61,794)
3.02/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	37,910,700	392,376	62,932

42 Fixed Income Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	$1,026,000	$57,046	$33,684
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	1,026,000	112,450	(30,770)
(3.02)/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	37,910,700	392,376	(54,971)
Unrealized appreciation				2,505,870
Unrealized depreciation				(2,369,726)
Total				$136,144

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $32,935,469) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 5/1/48	$6,000,000	5/14/18	$6,249,844
Federal National Mortgage Association, 3.50%, 5/1/48	21,000,000	5/14/18	20,852,345
Federal National Mortgage Association, 3.00%, 5/1/48	6,000,000	5/14/18	5,789,531
Total			$32,891,720

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPMorgan Chase Bank N.A.
MYR	7,675,000	$2,700	$—	12/12/22	3.925% —	3 month MYR-	$(3,334)
					Quarterly	KLIBOR-BNM —
						Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized depreciation		(3,334)
Total			$—		Total		$(3,334)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,844,000	$68,948 E	$(42)	10/27/27	3 month USD-	2.74875% —	$(68,990)
				LIBOR-BBA —	Semiannually
				Quarterly
29,184,400	165,213	(276)	3/21/23	3 month USD-	2.7725% —	(149,455)
				LIBOR-BBA —	Semiannually
				Quarterly
4,995,000	15,180 E	(56)	2/27/28	3 month USD-	3.11% —	15,124
				LIBOR-BBA —	Semiannually
				Quarterly

Fixed Income Absolute Return Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,156,000	$12,606 E	$20,952	6/20/28	3 month USD-	2.95% —	$8,345
				LIBOR-BBA —	Semiannually
				Quarterly
18,202,200	101,131	117,536	4/9/28	2.903% —	3 month USD-	212,301
				Semiannually	LIBOR-BBA —
					Quarterly
5,929,000	3,077 E	(67)	3/7/28	3 month USD-	3.05125% —	3,011
				LIBOR-BBA —	Semiannually
				Quarterly
72,810,000	409,556 E	(6,381)	6/20/23	2.80% —	3 month USD-	403,176
				Semiannually	LIBOR-BBA —
					Quarterly
10,038,000	67,315	50,057	4/11/28	2.89% —	3 month USD-	114,289
				Semiannually	LIBOR-BBA —
					Quarterly
5,101,800	26,642	(72)	4/17/28	2.9075% —	3 month USD-	25,469
				Semiannually	LIBOR-BBA —
					Quarterly
11,644,100	51,257	63,284	4/19/28	2.917% —	3 month USD-	112,362
				Semiannually	LIBOR-BBA —
					Quarterly
751,100	2,912	(11)	4/19/28	2.923% —	3 month USD-	2,759
				Semiannually	LIBOR-BBA —
					Quarterly
39,955,200	430,318	(96,422)	4/10/28	3 month USD-	2.8435% —	(514,945)
				LIBOR-BBA —	Semiannually
				Quarterly
19,977,600	85,944	95,628	4/10/28	2.9175% —	3 month USD-	174,812
				Semiannually	LIBOR-BBA —
					Quarterly
63,894,900	435,891 E	109,712	6/20/28	3 month USD-	2.90% —	(326,179)
				LIBOR-BBA —	Semiannually
				Quarterly
876,300	7,926	(12)	4/19/28	3 month USD-	2.864% —	(7,790)
				LIBOR-BBA —	Semiannually
				Quarterly
10,038,000	143,423	64,612	5/1/28	3 month USD-	2.805% —	(78,811)
				LIBOR-BBA —	Semiannually
				Quarterly
20,076,000	119,272	(63,171)	5/1/28	2.90% —	3 month USD-	56,101
				Semiannually	LIBOR-BBA —
					Quarterly
196,006,200	720,519 E	(88,766)	6/20/20	2.605% —	3 month USD-	631,752
				Semiannually	LIBOR-BBA —
					Quarterly
1,358,200	39,937 E	(5,999)	6/20/48	2.85% —	3 month USD-	33,937
				Semiannually	LIBOR-BBA —
					Quarterly

44 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$226,781,500	$1,804,274 E	$(567,372)	6/20/23	2.75% —	3 month USD-	$1,236,903
				Semiannually	LIBOR-BBA —
					Quarterly
13,318,400	214,266	35,783	4/9/28	3 month USD-	2.7825% —	(174,806)
				LIBOR-BBA —	Semiannually
				Quarterly
7,791,300	125,245	(110)	5/2/28	2.785% —	3 month USD-	125,135
				Semiannually	LIBOR-BBA —
					Quarterly
19,977,600	55,538	37,693	5/2/28	3 month USD-	2.935% —	(17,845)
				LIBOR-BBA —	Semiannually
				Quarterly
2,235,000	62,513	(76)	4/4/48	3 month USD-	2.854% —	(61,680)
				LIBOR-BBA —	Semiannually
				Quarterly
554,000	8,143	(7)	4/5/28	2.798% —	3 month USD-	7,944
				Semiannually	LIBOR-BBA —
					Quarterly
11,453,800	33,926 E	(43)	7/6/20	3 month USD-	2.655% —	(33,969)
				LIBOR-BBA —	Semiannually
				Quarterly
3,770,500	59,902	(50)	4/6/28	3 month USD-	2.7845% —	(58,748)
				LIBOR-BBA —	Semiannually
				Quarterly
5,474,000	51,269	(73)	4/9/28	3 month USD-	2.85941% —	(49,573)
				LIBOR-BBA —	Semiannually
				Quarterly
5,758,600	53,613 E	(82)	5/22/28	2.866% —	3 month USD-	53,531
				Semiannually	LIBOR-BBA —
					Quarterly
7,010,500	64,412 E	(99)	5/10/28	2.865% —	3 month USD-	64,313
				Semiannually	LIBOR-BBA —
					Quarterly
3,140,200	29,976	(42)	4/10/28	3 month USD-	2.8575% —	(29,065)
				LIBOR-BBA —	Semiannually
				Quarterly
3,054,500	30,362	(41)	4/10/28	3 month USD-	2.853% —	(29,484)
				LIBOR-BBA —	Semiannually
				Quarterly
2,852,400	28,476	(38)	4/10/28	3 month USD-	2.8525% —	(27,656)
				LIBOR-BBA —	Semiannually
				Quarterly
1,901,000	19,061	(25)	4/10/28	3 month USD-	2.852% —	(18,516)
				LIBOR-BBA —	Semiannually
				Quarterly
28,001,600	77,704	(106)	4/10/20	2.59634% —	3 month USD-	73,370
				Semiannually	LIBOR-BBA —
					Quarterly

Fixed Income Absolute Return Fund 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$14,000,800	$38,698	$(53)	4/10/20	2.59696% —	3 month USD-	$36,526
				Semiannually	LIBOR-BBA —
					Quarterly
14,000,800	38,614	(53)	4/10/20	2.59727% —	3 month USD-	36,440
				Semiannually	LIBOR-BBA —
					Quarterly
7,141,800	54,299	(58)	4/10/23	2.7375% —	3 month USD-	52,575
				Semiannually	LIBOR-BBA —
					Quarterly
7,141,800	53,449	(58)	4/10/23	2.74007% —	3 month USD-	51,714
				Semiannually	LIBOR-BBA —
					Quarterly
7,141,800	52,078	(58)	4/10/23	2.74421% —	3 month USD-	50,326
				Semiannually	LIBOR-BBA —
					Quarterly
15,396,100	41,631 E	(58)	5/10/20	2.62% —	3 month USD-	41,573
				Semiannually	LIBOR-BBA —
					Quarterly
4,619,000	59,932	(61)	4/11/28	3 month USD-	2.8183% —	(58,758)
				LIBOR-BBA —	Semiannually
				Quarterly
4,327,000	57,579	(57)	4/11/28	3 month USD-	2.8145% —	(56,490)
				LIBOR-BBA —	Semiannually
				Quarterly
6,487,000	88,956	(86)	4/12/28	3 month USD-	2.81% —	(87,430)
				LIBOR-BBA —	Semiannually
				Quarterly
10,056,000	43,522	(63)	4/12/21	2.6915% —	3 month USD-	41,588
				Semiannually	LIBOR-BBA —
					Quarterly
2,550,000	35,764	(34)	4/13/28	3 month USD-	2.8065% —	(35,205)
				LIBOR-BBA —	Semiannually
				Quarterly
3,122,000	44,467	(41)	4/13/28	3 month USD-	2.804% —	(43,786)
				LIBOR-BBA —	Semiannually
				Quarterly
9,658,000	137,395	(128)	4/13/28	3 month USD-	2.8042% —	(135,289)
				LIBOR-BBA —	Semiannually
				Quarterly
8,790,100	22,406 E	(33)	5/15/20	2.63125% —	3 month USD-	22,373
				Semiannually	LIBOR-BBA —
					Quarterly
4,449,000	67,287	(59)	4/13/28	3 month USD-	2.79393% —	(66,340)
				LIBOR-BBA —	Semiannually
				Quarterly
11,059,000	40,852	(70)	4/16/21	2.71529% —	3 month USD-	39,089
				Semiannually	LIBOR-BBA —
					Quarterly

46 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,141,400	$18,225	$(28)	4/18/28	3 month USD-	2.87% —	$(17,856)
				LIBOR-BBA —	Semiannually
				Quarterly
10,038,000	44,117	48,103	4/18/28	2.917% —	3 month USD-	90,183
				Semiannually	LIBOR-BBA —
					Quarterly
563,300	4,985 E	(8)	5/16/28	2.87% —	3 month USD-	4,977
				Semiannually	LIBOR-BBA —
					Quarterly
13,208,000	52,977	(107)	4/18/23	2.81623% —	3 month USD-	50,671
				Semiannually	LIBOR-BBA —
					Quarterly
27,273,500	31,092	(103)	4/18/20	3 month USD-	2.6865% —	(27,931)
				LIBOR-BBA —	Semiannually
				Quarterly
1,898,000	34,172	(65)	4/18/48	3 month USD-	2.902% —	(33,861)
				LIBOR-BBA —	Semiannually
				Quarterly
4,980,000	45,477	(66)	4/19/28	2.863% —	3 month USD-	44,569
				Semiannually	LIBOR-BBA —
					Quarterly
9,988,800	87,422 E	(141)	7/19/28	2.884% —	3 month USD-	87,281
				Semiannually	LIBOR-BBA —
					Quarterly
1,864,600	17,072 E	(26)	5/21/28	2.8675% —	3 month USD-	17,046
				Semiannually	LIBOR-BBA —
					Quarterly
4,718,000	42,179	(63)	4/19/28	3 month USD-	2.8652% —	(41,440)
				LIBOR-BBA —	Semiannually
				Quarterly
9,960,000	90,397	(132)	4/19/28	3 month USD-	2.86365% —	(88,842)
				LIBOR-BBA —	Semiannually
				Quarterly
1,058,000	9,808	(14)	4/20/28	3 month USD-	2.8615% —	(9,659)
				LIBOR-BBA —	Semiannually
				Quarterly
5,011,500	19,064	(66)	4/23/28	2.92406% —	3 month USD-	18,371
				Semiannually	LIBOR-BBA —
					Quarterly
1,627,400	6,082 E	(23)	5/29/28	2.93% —	3 month USD-	6,059
				Semiannually	LIBOR-BBA —
					Quarterly
1,944,500	4,365 E	(28)	5/15/28	2.945% —	3 month USD-	4,338
				Semiannually	LIBOR-BBA —
					Quarterly
5,503,500	13,451	(73)	4/23/28	3 month USD-	2.93957% —	(12,817)
				LIBOR-BBA —	Semiannually
				Quarterly

Fixed Income Absolute Return Fund 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,503,500	$13,918	$(73)	4/23/28	3 month USD-	2.9386% —	$(13,286)
				LIBOR-BBA —	Semiannually
				Quarterly
5,218,500	10,594	(69)	4/24/28	2.94422% —	3 month USD-	9,931
				Semiannually	LIBOR-BBA —
					Quarterly
5,218,500	9,571	(69)	4/24/28	2.94645% —	3 month USD-	8,906
				Semiannually	LIBOR-BBA —
					Quarterly
49,131,000	30,854	(1,306)	4/24/20	3 month USD-	2.715% —	(28,761)
				LIBOR-BBA —	Semiannually
				Quarterly
14,244,000	31,679	(1,031)	4/24/28	2.942% —	3 month USD-	29,034
				Semiannually	LIBOR-BBA —
					Quarterly
42,344,000	42	(102)	4/25/19	3 month USD-	2.547% —	1,263
				LIBOR-BBA —	Semiannually
				Quarterly
6,500,000	26,007	(86)	4/25/28	3.013% —	3 month USD-	(26,801)
				Semiannually	LIBOR-BBA —
					Quarterly
6,500,000	18,746	(86)	4/25/28	3.00026% —	3 month USD-	(19,526)
				Semiannually	LIBOR-BBA —
					Quarterly
3,250,000	9,298	(43)	4/25/28	3.00% —	3 month USD-	(9,688)
				Semiannually	LIBOR-BBA —
					Quarterly
10,587,000	12,620	(86)	4/25/23	2.9285% —	3 month USD-	(13,709)
				Semiannually	LIBOR-BBA —
					Quarterly
105,860,000	1,588	(256)	4/26/19	3 month USD-	2.55% —	4,101
				LIBOR-BBA —	Semiannually
				Quarterly
10,148,000	53,419	(135)	4/26/28	3.0275% —	3 month USD-	(54,492)
				Semiannually	LIBOR-BBA —
					Quarterly
379,000	752	(3)	4/27/23	2.9459% —	3 month USD-	(780)
				Semiannually	LIBOR-BBA —
					Quarterly
3,597,000	28,064	(48)	4/27/28	3.0565% —	3 month USD-	(28,388)
				Semiannually	LIBOR-BBA —
					Quarterly
4,667,000	5,689	(38)	4/30/23	3 month USD-	2.9275% —	5,725
				LIBOR-BBA —	Semiannually
				Quarterly
2,503,300	12,086	(33)	4/30/28	3.0215% —	3 month USD-	(12,165)
				Semiannually	LIBOR-BBA —
					Quarterly

48 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$2,503,300	$12,394	$(33)	4/30/28	3.0229% —	3 month USD-	$(12,473)
					Semiannually	LIBOR-BBA —
						Quarterly
	5,006,500	25,273	1,877	4/30/28	3 month USD-	3.024% —	27,243
					LIBOR-BBA —	Semiannually
					Quarterly
	21,172,000	2,647	(51)	5/1/19	3 month USD-	2.5371% —	(2,698)
					LIBOR-BBA —	Semiannually
					Quarterly
	1,390,100	2,789 E	(20)	5/22/28	2.995% —	3 month USD-	(2,808)
					Semiannually	LIBOR-BBA —
						Quarterly
	25,052,000	4,459	(202)	5/1/23	3 month USD-	2.907% —	4,256
					LIBOR-BBA —	Semiannually
					Quarterly
	2,097,500	9,544	(72)	5/2/48	3 month USD-	3.009% —	9,472
					LIBOR-BBA —	Semiannually
					Quarterly
	2,097,500	10,425	(72)	5/2/48	3 month USD-	3.011% —	10,353
					LIBOR-BBA —	Semiannually
					Quarterly
AUD	6,173,000	28,223	(19)	11/3/22	2.427% —	6 month AUD-	15,363
					Semiannually	BBR-BBSW —
						Semiannually
AUD	6,173,000	23,525	(19)	11/15/22	2.4525% —	6 month AUD-	11,070
					Semiannually	BBR-BBSW —
						Semiannually
AUD	7,540,000	25,425 E	(65)	3/7/28	3.395% —	6 month AUD-	(25,490)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	32,616,000	163,732 E	(183,204)	6/20/23	2.50% —	6 month AUD-	(19,472)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	89,000	626 E	(1,003)	6/20/28	2.85% —	6 month AUD-	(377)
					Semiannually	BBR-BBSW —
						Semiannually
BRL	15,977,175	231,859	(44)	1/2/23	Brazil Cetip	0.00% — At	229,680
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	8,116,678	129,025	(32)	1/2/23	0.00% — At	Brazil Cetip	(128,155)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	13,609,979	122,984	(42)	1/4/21	Brazil Cetip	0.00% — At	122,942
					DI Interbank	maturity
					Deposit Rate —
					At maturity

Fixed Income Absolute Return Fund 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
BRL	35,818,225	$88,912	$(2)	1/2/19	0.00% — At	Brazil Cetip	$(85,430)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	11,162,459	150,903	(38)	1/4/21	Brazil Cetip	0.00% — At	150,865
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	31,283,504	77,280	(38)	1/2/19	0.00% — At	Brazil Cetip	(74,601)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
CAD	6,054,000	96,349	(19)	11/2/22	3 month CAD-	2.02% —	(85,315)
					BA-CDOR —	Semiannually
					Semiannually
CAD	6,054,000	90,323	(19)	11/14/22	3 month CAD-	2.0525% —	(78,797)
					BA-CDOR —	Semiannually
					Semiannually
CAD	27,171,000	92,753 E	52,556	6/20/23	3 month CAD-	2.45% —	(40,197)
					BA-CDOR —	Semiannually
					Semiannually
CAD	2,924,000	7,089 E	(7,239)	6/20/28	2.65% —	3 month CAD-	(149)
					Semiannually	BA-CDOR —
						Semiannually
CHF	10,949,000	4,464 E	(9,230)	6/20/23	6 month CHF-	0.05% —	(4,767)
					LIBOR-BBA —	Annually
					Semiannually
CHF	9,274,000	119,636 E	153,868	6/20/28	6 month CHF-	0.40% —	34,233
					LIBOR-BBA —	Annually
					Semiannually
EUR	6,379,000	8,142 E	(25)	2/18/20	—	0.124% plus	(8,168)
						1 Day Euribor
						rate — Annually
EUR	6,379,000	9,706 E	(25)	2/18/20	—	0.104% plus	(9,731)
						1 Day Euribor
						rate — Annually
EUR	15,267,000	9,642	(134)	5/4/22	0.21% —	6 month EUR-	(53,123)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	4,398,000	17,107 E	(37)	10/27/27	1.61375% —	6 month EUR-	(17,144)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,417,000	13,471	(73)	1/24/23	6 month	0.378% —	29,531
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

50 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	1,905,000	$1,523	$(31)	1/24/28	0.976% —	6 month EUR-	$(9,480)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	9,209,000	8,852	(42)	1/24/20	—	0.14% plus 6	(13,085)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	9,263,000	11,533	(43)	1/30/20	—	0.1249%	(15,994)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,453,000	39,979	(75)	1/30/23	6 month	0.4419% —	56,613
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,910,000	6,230	(32)	1/30/28	0.9987% —	6 month EUR-	(13,855)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	23,228,400	181,319	(269)	3/21/23	0.503% —	6 month EUR-	(206,397)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	3,996,000	48,951 E	(55)	2/27/28	1.815% —	6 month EUR-	(49,006)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	32,138,000	234,450 E	(86,740)	6/20/23	6 month	0.55% —	147,712
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	37,909,000	561,524 E	(93,491)	6/20/28	6 month	1.15% —	468,033
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	2,903,000	37,616 E	(54)	1/19/32	1.912% —	6 month GBP-	(37,670)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	13,203,000	41,715	(41)	9/15/19	6 month GBP-	0.766% —	(40,462)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	2,641,000	13,056 E	(32)	9/22/32	1.863% —	6 month GBP-	(13,089)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	13,203,000	39,298	16,393	12/20/19	6 month GBP-	0.85% —	(4,464)
					LIBOR-BBA —	Semiannually
					Semiannually

Fixed Income Absolute Return Fund 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	5,555,000	$48,363 E	$(11,601)	6/20/28	6 month GBP-	1.65% —	$36,762
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	17,964,000	87,177 E	(26,297)	6/20/23	6 month GBP-	1.45% —	60,880
					LIBOR-BBA —	Semiannually
					Semiannually
HKD	334,012,000	24,683	(81)	4/23/19	1.955% —	3 month HKD-	(33,674)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	83,630,000	5,797	(26)	4/24/19	1.965% —	3 month HKD-	(7,795)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	334,520,000	23,697	(102)	4/24/19	1.96625% —	3 month HKD-	(31,700)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	417,938,000	22,312	(128)	4/25/19	1.972% —	3 month HKD-	(26,403)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	167,260,000	2,515	(51)	4/27/19	1.96% —	3 month HKD-	(4,808)
					Quarterly	HIBOR-HKAB —
						Quarterly
INR	129,765,000	7,425	—	12/22/22	6.715% —	INR-FBIL-	1,369
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	726,000,000	7,584	(26)	12/19/22	6 month JPY-	0.09% —	(5,879)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	3,067	(24)	12/19/27	0.29% —	6 month JPY-	(268)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	726,000,000	5,605	(53)	1/15/23	6 month JPY-	0.135% —	7,684
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	19,951	(43)	1/15/28	0.365% —	6 month JPY-	(23,323)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	726,000,000	9,636	(55)	2/16/23	6 month JPY-	0.148% —	11,664
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	19,539	(45)	2/16/28	0.366% —	6 month JPY-	(22,134)
					Semiannually	LIBOR-BBA —
						Semiannually
MXN	77,451,000	364,435	—	1/1/26	1 month MXN-	6.16% — 28 Days	(369,563)
					TIIE-BANXICO —
					28 Days
MXN	56,425,000	145,452	—	10/6/21	1 month MXN-	5.93% — 28 Days	(146,408)
					TIIE-BANXICO —
					28 Days

52 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
MXN	16,650,000	$24,429	$(11)	12/24/26	8.12% — 28 Days	1 month MXN-	$(24,475)
						TIIE-BANXICO —
						28 Days
MXN	16,160,000	28,160	(10)	1/7/27	8.20% — 28 Days	1 month MXN-	(28,338)
						TIIE-BANXICO —
						28 Days
NOK	125,030,000	44,995 E	3,984	6/20/23	2.00% —	6 month NOK-	(41,012)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	47,860,000	63,525 E	(7,526)	6/20/28	6 month NOK-	2.40% —	55,999
					NIBOR-NIBR —	Annually
					Semiannually
NZD	4,609,000	3,982 E	16,102	6/20/23	2.80% —	3 month NZD-	12,119
					Semiannually	BBR-FRA —
						Quarterly
NZD	16,940,000	59,225 E	(4,297)	6/20/28	3 month NZD-	3.30% —	54,928
					BBR-FRA —	Semiannually
					Quarterly
SEK	92,865,000	4,104	(25)	11/10/19	—	0.245% plus	(1,815)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	19,026,000	15,038	(16)	11/10/27	3 month SEK-	1.125% —	(541)
					STIBOR-SIDE —	Annually
					Quarterly
SEK	92,865,000	3,945	(25)	11/10/19	—	0.246% plus	(1,603)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	19,026,000	14,042	(16)	11/10/27	3 month SEK-	1.13% —	509
					STIBOR-SIDE —	Annually
					Quarterly
SEK	92,865,000	7,752	(25)	11/13/19	—	0.2225% plus	(6,828)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	19,026,000	8,359	(16)	11/13/27	3 month SEK-	1.16% —	6,299
					STIBOR-SIDE —	Annually
					Quarterly
SEK	19,026,000	8,856	(16)	11/13/27	3 month SEK-	1.1575% —	5,774
					STIBOR-SIDE —	Annually
					Quarterly
SEK	92,865,000	6,533	(25)	11/13/19	—	0.23% plus 3	(5,214)
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	19,043,000	22,471	(31)	1/24/28	3 month SEK-	1.3325% —	30,911
					STIBOR-SIDE —	Annually
					Quarterly

Fixed Income Absolute Return Fund 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	73,397,000	$54,507	$(74)	1/24/23	0.6075% —	3 month SEK-	$(69,792)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	90,725,000	24,120	(42)	1/24/20	0.0925% plus	—	22,065
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	89,360,000	24,839	(43)	1/30/20	0.085% plus	—	22,588
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	72,353,000	76,785	(74)	1/30/23	0.66875% —	3 month SEK-	(91,810)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	18,844,000	31,081	(32)	1/30/28	3 month SEK-	1.3775% —	39,042
					STIBOR-SIDE —	Annually
					Quarterly
SEK	26,399,000	31,561	(27)	2/5/23	0.6975% —	3 month SEK-	(40,893)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	55,589,000	70,027 E	21,471	6/20/28	3 month SEK-	1.40% —	91,498
					STIBOR-SIDE —	Annually
					Quarterly
SEK	62,243,000	43,594 E	(3,363)	6/20/23	0.70% —	3 month SEK-	(46,958)
					Annually	STIBOR-SIDE —
						Quarterly
ZAR	70,680,000	74,326	(11)	10/31/20	3 month ZAR-	7.48% —	74,369
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	27,190,000	100,816	(14)	10/31/27	8.365% —	3 month ZAR-	(100,904)
					Quarterly	JIBAR-SAFEX —
						Quarterly
ZAR	59,075,000	14,422	(31)	1/25/21	3 month ZAR-	7.06% —	14,516
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	22,625,000	27,259	(25)	1/25/28	7.92% —	3 month ZAR-	(27,591)
					Quarterly	JIBAR-SAFEX —
						Quarterly
Total			$(362,174)				$1,192,697

E Extended effective date.

54 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$109,586	$111,019	$—	1/12/41	4.50% (1 month	Synthetic TRS	$2,412
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
77,941	77,793	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(34)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,327,042	1,320,555	—	1/12/40	4.50% (1 month	Synthetic MBX	(4,826)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
765,586	760,829	—	1/12/40	4.00% (1 month	Synthetic MBX	(3,955)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
157,961	159,739	—	1/12/39	6.00% (1 month	Synthetic TRS	3,517
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
983,803	977,691	—	1/12/40	4.00% (1 month	Synthetic MBX	(5,082)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
56,118	56,646	—	1/12/40	4.00% (1 month	Synthetic TRS	1,022
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
35,049	35,260	—	1/12/38	6.50% (1 month	Synthetic TRS	597
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,072,265	4,046,964	—	1/12/40	4.00% (1 month	Synthetic MBX	(21,035)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
579,513	576,680	—	1/12/40	4.50% (1 month	Synthetic MBX	(2,107)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
733,947	730,360	—	1/12/40	4.50% (1 month	Synthetic MBX	(2,669)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,248,015	2,262,156	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(18,261)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$105,241	$105,914	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$1,704
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
66,749	67,176	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,081
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
122,039	122,774	—	1/12/38	6.50% (1 month	Synthetic TRS	2,079
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,713,651	3,694,833	—	1/12/40	5.00% (1 month	Synthetic MBX	(13,451)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
30,192,203	30,043,795	—	1/12/41	5.00% (1 month	Synthetic MBX	(104,874)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,702,437	8,687,154	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,828)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
639,202	636,060	—	1/12/41	5.00% (1 month	Synthetic MBX	(2,220)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
530,535	527,928	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,843)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
763,910	760,155	—	1/12/41	5.00% (1 month	Synthetic MBX	(2,654)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,312,070	2,308,009	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(486)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
462,410	465,367	—	1/12/41	5.00% (1 month	Synthetic TRS Index	7,488
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

56 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$482,892	$489,495	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(11,189)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
513,856	520,882	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(11,906)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,028,950	1,035,529	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,661
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
102,800	103,682	—	1/12/43	3.50% (1 month	Synthetic TRS	1,649
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
270,851	275,841	—	1/12/45	3.50% (1 month	Synthetic TRS	6,989
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
982,917	994,421	—	1/12/44	4.00% (1 month	Synthetic TRS	19,156
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
445,223	447,904	—	1/12/38	6.50% (1 month	Synthetic TRS	7,586
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
343,452	345,520	—	1/12/38	6.50% (1 month	Synthetic TRS	5,852
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
985,659	996,753	—	1/12/39	6.00% (1 month	Synthetic TRS	21,943
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
431,394	433,991	—	1/12/38	6.50% (1 month	Synthetic TRS	7,350
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,733,037	3,714,687	—	1/12/41	5.00% (1 month	Synthetic MBX	(12,967)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,161,091	2,157,296	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(454)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$811,883	$810,457	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(171)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,168	13,316	—	1/12/39	6.00% (1 month	Synthetic TRS	293
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
392,290	396,706	—	1/12/39	6.00% (1 month	Synthetic TRS	8,733
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,960,528	2,955,329	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(622)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
131,133	130,903	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(28)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
349,701	349,086	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(73)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
147,358	148,246	—	1/12/38	6.50% (1 month	Synthetic TRS	2,511
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
487,919	490,857	—	1/12/38	6.50% (1 month	Synthetic TRS	8,313
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
707,475	715,438	—	1/12/39	6.00% (1 month	Synthetic TRS	15,750
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
658,190	667,190	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(15,250)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
336,413	340,967	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(6,931)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

58 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$56,118	$56,646	$—	1/12/40	(4.00%) 1 month	Synthetic TRS	$(1,022)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
109,586	111,019	—	1/12/41	(4.50%) 1 month	Synthetic TRS	(2,412)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N.A.
658,235	667,235	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(15,251)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
492,726	498,493	—	1/12/44	4.00% (1 month	Synthetic TRS	9,603
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
102,800	103,682	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(1,649)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
270,851	275,841	—	1/12/45	(3.50%) 1 month	Synthetic TRS	(6,989)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,475,643	1,492,913	—	1/12/44	(4.00%) 1 month	Synthetic TRS	(28,758)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,083,660	1,090,589	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(17,547)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		152,289
Upfront premium (paid)		—		Unrealized depreciation		(318,544)
Total		$—		Total		$(166,255)

Fixed Income Absolute Return Fund 59

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	9,778,000	$152,346	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$152,346
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	9,778,000	164,413	—	7/15/37	1.71% — At	Eurostat Eurozone	(164,413)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,667,000	58,148	(48)	8/15/27	(1.42%) — At	Eurostat Eurozone	58,100
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,667,000	73,381	(88)	8/15/37	1.71% — At	Eurostat Eurozone	(73,469)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,111,000	91,043	(79)	8/15/27	(1.4275%) — At	Eurostat Eurozone	90,964
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,111,000	116,421	(145)	8/15/37	1.7138% — At	Eurostat Eurozone	(116,570)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,889,000	65,209	(63)	9/15/27	(1.4475%) — At	Eurostat Eurozone	65,146
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,889,000	73,079	(118)	9/15/37	1.735% — At	Eurostat Eurozone	(73,197)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	2,938,000	10,965	(42)	2/15/23	(3.19%) — At	GBP Non-revised UK	(11,006)
					maturity	Retail Price Index —
						At maturity
GBP	2,938,000	33,519	(68)	2/15/28	3.34% — At	GBP Non-revised UK	33,450
					maturity	Retail Price Index —
						At maturity
GBP	3,819,000	30,526	(64)	3/15/23	(3.325%) — At	GBP Non-revised UK	(30,589)
					maturity	Retail Price Index —
						At maturity
GBP	3,819,000	57,876	(88)	3/15/28	3.4025% — At	GBP Non-revised UK	57,788
					maturity	Retail Price Index —
						At maturity
GBP	1,371,000	7,893	(19)	3/15/23	(3.295%) — At	GBP Non-revised UK	(7,913)
					maturity	Retail Price Index —
						At maturity
GBP	1,371,000	17,393	(32)	3/15/28	3.3875% — At	GBP Non-revised UK	17,361
					maturity	Retail Price Index —
						At maturity

60 Fixed Income Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	2,742,000	$5,587	$(39)	3/15/23	(3.245%) — At	GBP Non-revised UK	$(5,626)
					maturity	Retail Price Index —
						At maturity
GBP	2,742,000	6,606	(39)	3/15/23	(3.25%) — At	GBP Non-revised UK	(6,645)
					maturity	Retail Price Index —
						At maturity
GBP	5,484,000	26,802	(130)	3/15/28	3.34% — At	GBP Non-revised UK	26,672
					maturity	Retail Price Index —
						At maturity
	$3,952,000	75,712	—	7/3/22	(1.9225%) — At	USA Non Revised	75,712
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,952,000	111,328	—	7/3/27	2.085% — At	USA Non Revised	(111,328)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,547,000	94,769	—	7/5/22	(1.89%) — At	USA Non Revised	94,769
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,547,000	143,726	—	7/5/27	2.05% — At	USA Non Revised	(143,726)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,400,000	53,874	(27)	12/21/22	(2.068%) — At	USA Non Revised	53,847
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,400,000	80,454	(48)	12/21/27	2.1939% — At	USA Non Revised	(80,502)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,400,000	55,370	(27)	12/6/22	(2.05%) — At	USA Non Revised	55,343
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	4,400,000	79,640	(48)	12/6/27	2.19% — At	USA Non Revised	(79,688)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
Total			$(1,212)				$(123,174)

Fixed Income Absolute Return Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$11,962	$175,000	$21,858	5/11/63	300 bp —	$(9,808)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,719	377,000	47,087	5/11/63	300 bp —	(24,180)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	46,609	755,000	94,300	5/11/63	300 bp —	(47,313)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,403	779,000	97,297	5/11/63	300 bp —	(52,505)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	149,402	607,000	129,655	5/11/63	500 bp —	20,252
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	9,148	59,000	7,369	5/11/63	300 bp —	1,808
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,620	76,000	9,492	5/11/63	300 bp —	1,166
Index						Monthly
CMBX NA A.6	A/P	241,520	4,759,000	125,638	5/11/63	200 bp —	117,469
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,202	78,000	9,742	5/11/63	300 bp —	3,498
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,799	259,000	32,349	5/11/63	300 bp —	580
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,945	270,000	33,723	5/11/63	300 bp —	(2,643)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,594	448,000	55,955	5/11/63	300 bp —	11,862
Index						Monthly
CMBX NA BBB–.6	BBB–/P	63,670	555,000	69,320	5/11/63	300 bp —	(5,372)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	168,833	1,119,000	139,763	5/11/63	300 bp —	29,629
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,240,281	11,600,000	1,448,840	5/11/63	300 bp —	(202,759)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	283,390	3,834,000	353,878	1/17/47	300 bp —	(68,572)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	30,488	546,000	14,414	5/11/63	200 bp —	16,255
Index						Monthly
CMBX NA BBB–.6	BBB–/P	334	3,000	375	5/11/63	300 bp —	(39)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	332	4,000	500	5/11/63	300 bp —	(166)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,354	62,000	7,744	5/11/63	300 bp —	(2,359)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,793	87,000	10,866	5/11/63	300 bp —	1,970
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,157	141,000	17,611	5/11/63	300 bp —	(6,383)
Index						Monthly

62 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$12,101	$232,000	$28,977	5/11/63	300 bp —	$(16,759)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,188	250,000	31,225	5/11/63	300 bp —	(18,912)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,401	250,000	31,225	5/11/63	300 bp —	(18,699)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,280	283,000	35,347	5/11/63	300 bp —	(15,925)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,492	349,000	43,590	5/11/63	300 bp —	(924)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,707	363,000	45,339	5/11/63	300 bp —	9,550
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,492	1,209,000	151,004	5/11/63	300 bp —	(91,907)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	207,983	1,760,000	219,824	5/11/63	300 bp —	(10,961)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	208,701	1,760,000	219,824	5/11/63	300 bp —	(10,243)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	297,066	2,586,000	322,991	5/11/63	300 bp —	(24,633)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	9,850	350,000	9,240	5/11/63	200 bp —	727
Index						Monthly
CMBX NA A.6	A/P	23,884	448,000	11,827	5/11/63	200 bp —	12,206
Index						Monthly
CMBX NA A.6	A/P	30,125	556,000	14,678	5/11/63	200 bp —	15,632
Index						Monthly
CMBX NA A.6	A/P	58,305	1,074,000	28,354	5/11/63	200 bp —	30,310
Index						Monthly
CMBX NA BBB–.6	BBB–/P	454	4,000	500	5/11/63	300 bp —	(44)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,242	15,000	1,874	5/11/63	300 bp —	376
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,560	58,000	7,244	5/11/63	300 bp —	1,345
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,135	113,000	14,114	5/11/63	300 bp —	3,078
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,625	125,000	15,613	5/11/63	300 bp —	75
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,863	148,000	18,485	5/11/63	300 bp —	(1,548)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,591	189,000	23,606	5/11/63	300 bp —	5,079
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,053	212,000	26,479	5/11/63	300 bp —	9,681
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,352	212,000	26,479	5/11/63	300 bp —	9,979
Index						Monthly

Fixed Income Absolute Return Fund 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$32,926	$223,000	$27,853	5/11/63	300 bp —	$5,185
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,799	286,000	35,721	5/11/63	300 bp —	(1,780)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	50,142	315,000	39,344	5/11/63	300 bp —	10,956
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,407	369,000	46,088	5/11/63	300 bp —	(5,497)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	356,703	2,954,000	368,955	5/11/63	300 bp —	(10,775)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,414,121	8,038,000	1,003,946	5/11/63	300 bp —	414,196
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	60,709	414,000	51,709	5/11/63	300 bp —	9,208
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	31,994	793,000	20,935	5/11/63	200 bp —	11,323
Index						Monthly
CMBX NA BB.6	BB/P	47,886	195,000	41,652	5/11/63	500 bp —	6,397
Index						Monthly
CMBX NA BB.6	BB/P	96,100	390,000	83,304	5/11/63	500 bp —	13,121
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,695	10,000	1,249	5/11/63	300 bp —	451
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,395	298,000	37,220	5/11/63	300 bp —	7,324
Index						Monthly
Upfront premium received		5,917,882		Unrealized appreciation			780,688
Upfront premium (paid)		—		Unrealized depreciation			(650,706)
Total		$5,917,882		Total			$129,982

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

64 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(122,505)	$607,000	$97,606	1/17/47	(500 bp) —	$(25,405)
					Monthly
CMBX NA BB.7 Index	(39,421)	251,000	40,361	1/17/47	(500 bp) —	730
					Monthly
CMBX NA BB.7 Index	(40,986)	251,000	40,361	1/17/47	(500 bp) —	(834)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(70,705)	4,006,000	855,682	5/11/63	(500 bp) —	781,634
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(186,594)	1,824,000	389,606	5/11/63	(500 bp) —	201,493
					Monthly
CMBX NA BB.7 Index	(62,952)	416,000	66,893	1/17/47	(500 bp) —	3,594
					Monthly
CMBX NA BB.6 Index	(77,729)	532,000	113,635	5/11/63	(500 bp) —	35,463
					Monthly
CMBX NA BB.7 Index	(457,674)	2,707,000	435,286	1/17/47	(500 bp) —	(24,644)
					Monthly
CMBX NA BB.7 Index	(104,860)	640,000	102,912	1/17/47	(500 bp) —	(2,481)
					Monthly
CMBX NA BBB–.7 Index	(156,225)	1,921,000	177,308	1/17/47	(300 bp) —	20,123
					Monthly
CMBX NA BBB–.7 Index	(9,501)	141,000	13,014	1/17/47	(300 bp) —	3,443
					Monthly
CMBX NA BBB–.7 Index	(4,210)	62,000	5,723	1/17/47	(300 bp) —	1,482
					Monthly
CMBX NA BBB–.7 Index	(3,657)	53,000	4,892	1/17/47	(300 bp) —	1,208
					Monthly
CMBX NA BBB–.7 Index	(312)	3,000	277	1/17/47	(300 bp) —	(36)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(79,207)	506,000	81,365	1/17/47	(500 bp) —	1,736
					Monthly
CMBX NA BB.7 Index	(57,775)	321,000	51,617	1/17/47	(500 bp) —	(6,425)
					Monthly
CMBX NA BB.7 Index	(52,133)	321,000	51,617	1/17/47	(500 bp) —	(783)
					Monthly
CMBX NA BB.7 Index	(39,421)	251,000	40,361	1/17/47	(500 bp) —	730
					Monthly
CMBX NA BB.7 Index	(32,493)	167,000	26,854	1/17/47	(500 bp) —	(5,778)
					Monthly
CMBX NA BBB–.7 Index	(92,196)	1,001,000	92,392	1/17/47	(300 bp) —	(304)
					Monthly
CMBX NA BBB–.7 Index	(24,838)	314,000	28,982	1/17/47	(300 bp) —	3,987
					Monthly

Fixed Income Absolute Return Fund 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(15,723)	$189,000	$17,445	1/17/47	(300 bp) —	$1,627
					Monthly
CMBX NA BBB–.7 Index	(377)	7,000	646	1/17/47	(300 bp) —	266
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(142,428)	821,000	132,017	1/17/47	(500 bp) —	(11,095)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(78,431)	390,000	62,712	1/17/47	(500 bp) —	(16,044)
					Monthly
CMBX NA BB.7 Index	(63,055)	327,000	52,582	1/17/47	(500 bp) —	(10,746)
					Monthly
CMBX NA BB.7 Index	(39,355)	195,000	31,356	1/17/47	(500 bp) —	(8,161)
					Monthly
Upfront premium received	—		Unrealized appreciation			1,057,516
Upfront premium (paid)	(2,054,763)		Unrealized depreciation			(112,736)
Total	$(2,054,763)		Total			$944,780

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30	$566,396	$9,077,000	$627,811	6/20/23	(500 bp) —	$(104,279)
Index					Quarterly
Total	$566,396					$(104,279)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

66 Fixed Income Absolute Return Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$29,442	$—	$—
Energy	—	251,982	—
Total common stocks	29,442	251,982	—

Asset-backed securities	—	8,100,000	—
Corporate bonds and notes	—	125,453,785	—
Foreign government and agency bonds and notes	—	18,444,361	—
Mortgage-backed securities	—	193,640,940	—
Purchased options outstanding	—	711,333	—
Purchased swap options outstanding	—	7,281,032	—
Senior loans	—	32,361,029	—
U.S. government and agency mortgage obligations	—	69,294,729	—
Warrants	—	642	—
Short-term investments	118,514,213	40,356,160	—
Totals by level	$118,543,655	$495,895,993	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(208,634)	$—
Futures contracts	(58,675)	—	—
Written options outstanding	—	(722,610)	—
Written swap options outstanding	—	(8,057,955)	—
Forward premium swap option contracts	—	136,144	—
TBA sale commitments	—	(32,891,720)	—
Interest rate swap contracts	—	1,551,537	—
Total return swap contracts	—	(288,217)	—
Credit default contracts	—	(3,459,032)	—
Totals by level	$(58,675)	$(43,940,487)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 67

Statement of assets and liabilities 4/30/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $499,172,690)	$497,049,435
Affiliated issuers (identified cost $117,390,213) (Note 5)	117,390,213
Cash	962,960
Foreign currency (cost $623) (Note 1)	610
Interest and other receivables	6,954,530
Receivable for shares of the fund sold	2,287,951
Receivable for investments sold	4,425,694
Receivable for sales of delayed delivery securities (Note 1)	32,978,260
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,357,355
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,505,870
Unrealized appreciation on forward currency contracts (Note 1)	2,371,772
Unrealized appreciation on OTC swap contracts (Note 1)	1,990,493
Premium paid on OTC swap contracts (Note 1)	2,054,763
Total assets	672,329,906

LIABILITIES
Payable for investments purchased	14,256,169
Payable for purchases of delayed delivery securities (Note 1)	69,612,451
Payable for shares of the fund repurchased	837,218
Payable for compensation of Manager (Note 2)	303,442
Payable for Trustee compensation and expenses (Note 2)	141,243
Payable for distribution fees (Note 2)	86,316
Payable for variation margin on futures contracts (Note 1)	12,481
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,283,536
Unrealized depreciation on OTC swap contracts (Note 1)	1,085,320
Premium received on OTC swap contracts (Note 1)	5,917,882
Unrealized depreciation on forward currency contracts (Note 1)	2,580,406
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,369,726
Written options outstanding, at value (premiums $8,085,162) (Note 1)	8,780,565
TBA sale commitments, at value (proceeds receivable $32,935,469) (Note 1)	32,891,720
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,124,000
Other accrued expenses	1,561
Total liabilities	141,284,036

Net assets	$531,045,870

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$652,925,963
Undistributed net investment income (Note 1)	5,768,500
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(126,604,789)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(1,043,804)
Total — Representing net assets applicable to capital shares outstanding	$531,045,870

(Continued on next page)

68 Fixed Income Absolute Return Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($167,019,158 divided by 16,962,269 shares)	$9.85
Offering price per class A share (100/99.00 of $9.85)*	$9.95
Net asset value and offering price per class B share ($3,754,525 divided by 382,897 shares)**	$9.81
Net asset value and offering price per class C share ($59,653,694 divided by 6,090,846 shares)**	$9.79
Net asset value and redemption price per class M share ($4,585,456 divided by 467,366 shares)	$9.81
Offering price per class M share (100/99.25 of $9.81)*	$9.88
Net asset value, offering price and redemption price per class P share
($125,875,938 divided by 12,736,495 shares)	$9.88
Net asset value, offering price and redemption price per class R share
($215,211 divided by 21,761 shares)	$9.89
Net asset value, offering price and redemption price per class R6 share
($7,021,803 divided by 710,226 shares)	$9.89
Net asset value, offering price and redemption price per class Y share
($162,920,085 divided by 16,524,561 shares)	$9.86

* On single retail sales of less than $500,000.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 69

Statement of operations Six months ended 4/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $469,447 from investments in affiliated issuers) (Note 5)	$10,502,601
Total investment income	10,502,601

EXPENSES
Compensation of Manager (Note 2)	1,187,599
Distribution fees (Note 2)	536,270
Other	2,232
Total expenses	1,726,101
Expense reduction (Note 2)	(2,311)
Net expenses	1,723,790

Net investment income	8,778,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(11,123,972)
Foreign currency transactions (Note 1)	49,978
Forward currency contracts (Note (1)	(3,419,810)
Futures contracts (Note 1)	(60,719)
Swap contracts (Note 1)	9,186,911
Written options (Note 1)	6,856,291
Total net realized gain	1,488,679
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	1,128,092
Assets and liabilities in foreign currencies	(6,387)
Forward currency contracts	385,062
Futures contracts	14,181
Swap contracts	3,104,649
Written options	(4,477,074)
Total change in net unrealized appreciation	148,523

Net gain on investments	1,637,202

Net increase in net assets resulting from operations	$10,416,013

The accompanying notes are an integral part of these financial statements.

70 Fixed Income Absolute Return Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/18*	Year ended 10/31/17
Operations
Net investment income	$8,778,811	$17,774,401
Net realized gain on investments
and foreign currency transactions	1,488,679	6,445,471
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	148,523	5,673,048
Net increase in net assets resulting from operations	10,416,013	29,892,920
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(7,119,631)	(6,364,460)
Class B	(198,019)	(189,246)
Class C	(2,274,358)	(1,724,040)
Class M	(217,148)	(202,216)
Class P	(3,535,777)	(1,802,034)
Class R	(8,281)	(5,641)
Class R6	(297,086)	(180,139)
Class Y	(5,964,221)	(4,375,707)
Increase (decrease) from capital share transactions (Note 4)	75,985,739	(83,103,576)
Total increase (decrease) in net assets	66,787,231	(68,054,139)

NET ASSETS
Beginning of period	464,258,639	532,312,778
End of period (including undistributed net investment
income of $5,768,500 and $16,604,210, respectively)	$531,045,870	$464,258,639

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 71

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class A
April 30, 2018**	$10.06	.18	.04	.22	(.43)	(.43)	$9.85	2.30 *	$167,019	.38*	1.88*	324*d
October 31, 2017	9.76	.36	.23	.59	(.29)	(.29)	10.06	6.24	169,580.70		3.61	742[d]
October 31, 2016	10.18	.38	(.35)	.03	(.45)	(.45)	9.76	.36	226,657.70		3.92	428[d]
October 31, 2015	10.71	.28	(.44)	(.16)	(.37)	(.37)	10.18	(1.53)	374,839.84		2.71	486[d]
October 31, 2014	10.81	.31	.03	.34	(.44)	(.44)	10.71	3.19	470,872.81		2.91	203[d]
October 31, 2013	10.58	.34	.05	.39	(.16)	(.16)	10.81	3.73	497,067	.78[e]	3.13[e]	246[f]
Class B
April 30, 2018**	$10.00	.18	.04	.22	(.41)	(.41)	$9.81	2.24*	$3,755	.48*	1.79*	324*d
October 31, 2017	9.71	.34	.23	.57	(.28)	(.28)	10.00	5.96	5,269.90		3.43	742[d]
October 31, 2016	10.12	.36	(.34)	.02	(.43)	(.43)	9.71	.22	7,014.90		3.75	428[d]
October 31, 2015	10.65	.26	(.44)	(.18)	(.35)	(.35)	10.12	(1.74)	9,669	1.04	2.52	486[d]
October 31, 2014	10.75	.29	.02	.31	(.41)	(.41)	10.65	2.96	11,822	1.01	2.73	203[d]
October 31, 2013	10.53	.31	.05	.36	(.14)	(.14)	10.75	3.46	12,854	.98[e]	2.93[e]	246[f]
Class C
April 30, 2018**	$9.96	.15	.03	.18	(.35)	(.35)	$9.79	1.86*	$59,654	.75*	1.50*	324*d
October 31, 2017	9.65	.28	.24	.52	(.21)	(.21)	9.96	5.43	67,174	1.45	2.87	742[d]
October 31, 2016	10.06	.30	(.34)	(.04)	(.37)	(.37)	9.65	(.42)	86,726	1.45	3.18	428[d]
October 31, 2015	10.58	.20	(.43)	(.23)	(.29)	(.29)	10.06	(2.22)	134,131	1.59	1.96	486[d]
October 31, 2014	10.68	.23	.02	.25	(.35)	(.35)	10.58	2.37	162,146	1.56	2.17	203[d]
October 31, 2013	10.44	.25	.06	.31	(.07)	(.07)	10.68	2.94	169,740	1.53[e]	2.39[e]	246[f]
Class M
April 30, 2018**	$10.02	.18	.04	.22	(.43)	(.43)	$9.81	2.24*	$4,585	.41*	1.86*	324*d
October 31, 2017	9.73	.35	.23	.58	(.29)	(.29)	10.02	6.12	5,206.75		3.57	742[d]
October 31, 2016	10.15	.37	(.34)	.03	(.45)	(.45)	9.73	.33	7,011.75		3.89	428[d]
October 31, 2015	10.68	.28	(.44)	(.16)	(.37)	(.37)	10.15	(1.56)	9,913.89		2.67	486[d]
October 31, 2014	10.78	.31	.02	.33	(.43)	(.43)	10.68	3.13	11,043.86		2.85	203[d]
October 31, 2013	10.55	.33	.05	.38	(.15)	(.15)	10.78	3.68	11,228	.83[e]	3.08[e]	246[f]
Class P
April 30, 2018**	$10.11	.20	.03	.23	(.46)	(.46)	$9.88	2.37*	$125,876	.26*	2.03*	324*d
October 31, 2017	9.79	.39	.23	.62	(.30)	(.30)	10.11	6.54	76,710.45		3.90	742[d]
October 31, 2016†	9.69	.07	.03	.10	—	—	9.79	1.03*	56,131	.08*	.76*	428[d]
Class R
April 30, 2018**	$10.09	.17	.04	.21	(.41)	(.41)	$9.89	2.14*	$215	.51*	1.72*	324*d
October 31, 2017	9.77	.33	.24	.57	(.25)	(.25)	10.09	5.96	213.95		3.36	742[d]
October 31, 2016	10.14	.36	(.35)	.01	(.38)	(.38)	9.77	.13	278.95		3.69	428[d]
October 31, 2015	10.68	.26	(.45)	(.19)	(.35)	(.35)	10.14	(1.81)	379	1.09	2.52	486[d]
October 31, 2014	10.77	.28	.03	.31	(.40)	(.40)	10.68	2.96	914	1.06	2.64	203[d]
October 31, 2013	10.54	.31	.05	.36	(.13)	(.13)	10.77	3.47	824	1.03[e]	2.86[e]	246[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

72 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 73

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class R6
April 30, 2018**	$10.11	.20	.04	.24	(.46)	(.46)	$9.89	2.47*	$7,022	.26*	2.02*	324*d
October 31, 2017	9.82	.39	.23	.62	(.33)	(.33)	10.11	6.45	6,412.45		3.91	742[d]
October 31, 2016	10.24	.41	(.35)	.06	(.48)	(.48)	9.82	.65	5,426.45		4.25	428[d]
October 31, 2015	10.78	.31	(.45)	(.14)	(.40)	(.40)	10.24	(1.34)	1,446.59		2.98	486[d]
October 31, 2014	10.88	.37	(.01)	.36	(.46)	(.46)	10.78	3.43	1,828.56		3.38	203[d]
October 31, 2013	10.63	.32[g]	.11	.43	(.18)	(.18)	10.88	4.06	2,573	.53[e]	2.91[e,g]	246[f]
Class Y
April 30, 2018**	$10.09	.20	.03	.23	(.46)	(.46)	$9.86	2.38*	$162,920	.26*	2.05*	324*d
October 31, 2017	9.79	.39	.24	.63	(.33)	(.33)	10.09	6.57	133,695.45		3.92	742[d]
October 31, 2016	10.22	.40	(.35)	.05	(.48)	(.48)	9.79	.55	143,069.45		4.18	428[d]
October 31, 2015	10.75	.31	(.44)	(.13)	(.40)	(.40)	10.22	(1.24)	381,738.59		2.98	486[d]
October 31, 2014	10.85	.33	.03	.36	(.46)	(.46)	10.75	3.42	438,177.56		3.06	203[d]
October 31, 2013	10.63	.36	.05	.41	(.19)	(.19)	10.85	3.93	253,607	.53[e]	3.37[e]	246[f]

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

10/31/13
Class A	0.06%
Class B	0.06
Class C	0.06
Class M	0.06
Class R	0.06
Class R6	0.03
Class Y	0.06

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	656%

g The net investment income ratio and per share amount shown for the period may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

74 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 75

Notes to financial statements 4/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2017 through April 30, 2018.

Putnam Fixed Income Absolute Return Fund (formerly Putnam Absolute Return 300 Fund) (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed-income securities (fixed-income securities include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

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Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

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security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

78 Fixed Income Absolute Return Fund

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a

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clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that

80 Fixed Income Absolute Return Fund

the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable

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to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,072,535 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,316,275 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2017, the fund had a capital loss carryover of $116,003,674 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

	Loss carryover
Short-term	Long-term	Total	Expiration
$84,045,754	$26,736,033	$110,781,787	*
5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $583,549,828, resulting in gross unrealized appreciation and depreciation of $20,351,197 and $33,460,538, respectively, or net unrealized depreciation of $13,109,341.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate is +/- 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.297% of the fund’s average net assets before a decrease of $183,080 (0.040% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through February 28, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage

Fixed Income Absolute Return Fund 83

the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,311 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $350, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

84 Fixed Income Absolute Return Fund

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$204,186
Class B	1.00%	0.45%	10,101
Class C	1.00%	1.00%	314,175
Class M	1.00%	0.30%	7,293
Class R	1.00%	0.50%	515
Total			$536,270

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $460 and $8 from the sale of class A and class M shares, respectively, and received $40 and $804 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $7 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,416,760,893	$1,430,504,174
U.S. government securities (Long-term)	—	379,941
Total	$1,416,760,893	$1,430,884,115

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	2,513,671	$24,656,958	3,576,828	$35,202,421
Shares issued in connection with
reinvestment of distributions	705,825	6,811,238	578,670	5,537,875
	3,219,496	31,468,196	4,155,498	40,740,296
Shares repurchased	(3,116,424)	(30,605,965)	(10,520,613)	(103,564,367)
Net increase (decrease)	103,072	$862,231	(6,365,115)	$(62,824,071)

Fixed Income Absolute Return Fund 85

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	7,233	$70,604	20,871	$203,150
Shares issued in connection with
reinvestment of distributions	18,767	180,352	17,766	169,485
	26,000	250,956	38,637	372,635
Shares repurchased	(169,862)	(1,663,747)	(234,492)	(2,300,916)
Net decrease	(143,862)	$(1,412,791)	(195,855)	$(1,928,281)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	203,199	$1,981,728	408,355	$3,983,580
Shares issued in connection with
reinvestment of distributions	211,517	2,034,789	157,304	1,500,683
	414,716	4,016,517	565,659	5,484,263
Shares repurchased	(1,067,810)	(10,444,517)	(2,809,294)	(27,425,467)
Net decrease	(653,094)	$(6,428,000)	(2,243,635)	$(21,941,204)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	3,145	$30,796	56,295	$548,449
Shares issued in connection with
reinvestment of distributions	22,008	211,494	20,531	195,863
	25,153	242,290	76,826	744,312
Shares repurchased	(77,311)	(754,306)	(278,196)	(2,722,037)
Net decrease	(52,158)	$(512,016)	(201,370)	$(1,977,725)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class P	Shares	Amount	Shares	Amount
Shares sold	6,229,432	$61,532,349	3,642,269	$36,092,194
Shares issued in connection with
reinvestment of distributions	365,671	3,535,777	187,712	1,802,034
	6,595,103	65,068,126	3,829,981	37,894,228
Shares repurchased	(1,446,077)	(14,265,230)	(1,973,837)	(19,493,966)
Net increase	5,149,026	$50,802,896	1,856,144	$18,400,262

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	2,126	$20,912	2,606	$25,851
Shares issued in connection with
reinvestment of distributions	854	8,281	586	5,641
	2,980	29,193	3,192	31,492
Shares repurchased	(2,335)	(23,144)	(10,577)	(104,354)
Net increase (decrease)	645	$6,049	(7,385)	$(72,862)

86 Fixed Income Absolute Return Fund

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	99,685	$984,784	133,167	$1,319,269
Shares issued in connection with
reinvestment of distributions	30,691	297,086	18,764	180,139
	130,376	1,281,870	151,931	1,499,408
Shares repurchased	(54,097)	(534,575)	(70,613)	(698,697)
Net increase	76,279	$747,295	81,318	$800,711

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,372,996	$62,572,757	6,027,883	$59,288,582
Shares issued in connection with
reinvestment of distributions	530,124	5,115,696	387,657	3,713,750
	6,903,120	67,688,453	6,415,540	63,002,332
Shares repurchased	(3,632,488)	(35,768,378)	(7,769,789)	(76,562,738)
Net increase (decrease)	3,270,632	$31,920,075	(1,354,249)	$(13,560,406)

At the close of the reporting period, Putnam Investments, LLC owned 1,203 class R6 shares of the fund (0.17% of class R6 shares outstanding), valued at $11,898.

At the close of the reporting period, the Putnam RetirementReady Funds owned 23.6% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/17	cost	proceeds	income	of 4/30/18
Short-term investments
Putnam Short Term
Investment Fund**	$41,138,535	$276,940,166	$200,688,488	$469,447	$117,390,213
Total Short-term
investments	$41,138,535	$276,940,166	$200,688,488	$469,447	$117,390,213

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Fixed Income Absolute Return Fund 87

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$153,000,000
Purchased currency options (contract amount)	$8,500,000
Purchased swap option contracts (contract amount)	$2,013,700,000
Written TBA commitment option contracts (contract amount)	$306,000,000
Written currency options (contract amount)	$8,500,000
Written swap option contracts (contract amount)	$1,748,700,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$370,800,000
OTC interest rate swap contracts (notional)	$1,700,000
Centrally cleared interest rate swap contracts (notional)	$1,987,300,000
OTC total return swap contracts (notional)	$84,400,000
Centrally cleared total return swap contracts (notional)	$110,000,000
OTC credit default contracts (notional)	$71,100,000
Centrally cleared credit default contracts (notional)	$9,100,000
Warrants (number of warrants)	9,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$2,999,543	Unrealized depreciation	$6,458,575*
Foreign exchange
contracts	Receivables	2,371,772	Payables	2,580,406
Equity contracts	Investments	642	Payables	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	18,168,791*	Unrealized depreciation	17,616,202*
Total		$23,540,748		$26,655,183

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

88 Fixed Income Absolute Return Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(15,936)	$(15,936)
Foreign exchange contracts	(346,780)	—	(3,419,810)	—	$(3,766,590)
Interest rate contracts	(1,204,444)	(60,719)	—	9,202,847	$7,937,684
Total	$(1,551,224)	$(60,719)	$(3,419,810)	$9,186,911	$4,155,158

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,648,803	$1,648,803
Foreign exchange contracts	110,759	—	385,062	—	$495,821
Interest rate contracts	(2,549,204)	14,181	—	1,455,846	$(1,079,177)
Total	$(2,438,445)	$14,181	$385,062	$3,104,649	$1,065,447

Fixed Income Absolute Return Fund 89

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate
swap contracts§	—	—	1,310,446	—	—	—	10,680	—	—	—	—	—	—	—	—	—	—	—	—	1,321,126
OTC Total
return swap
contracts*#	2,412	10,000	—	—	—	51,943	—	78,331	—	—	9,603	—	—	—	—	—	—	—	—	152,289
Centrally cleared
total return
swap contracts§	—	—	34,272	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	34,272
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	177,403	852,339	—	1,303,359	—	—	389,219	131,333	—	145,890	—	—	—	—	—	2,999,543
Centrally cleared
credit default
contracts§	—	—	1,957	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,957
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward
currency
contracts#	317,952	126,391	—	305,594	—	211,903	—	253,194	113,591	393,786	—	—	—	—	288,078	277,482	63,145	—	20,656	2,371,772
Forward
premium
swap option
contracts#	915,243	177,609	—	389,313	—	—	—	246,086	—	603,800	—	—	—	173,819	—	—	—	—	—	2,505,870
Purchased swap
options**#	1,309,439	—	—	619,425	—	291,473	—	929,179	—	3,157,275	—	—	—	974,201	—	—	—	40	—	7,281,032
Purchased
options**#	—	—	—	—	—	—	—	—	—	711,333	—	—	—	—	—	—	—	—	—	711,333
Total Assets	$2,545,046	$314,000	$1,346,675	$1,314,332	$177,403	$1,407,658	$10,680	$2,810,149	$113,591	$4,866,194	$398,822	$131,333	$—	$1,293,910	$288,078	$277,482	$63,145	$40	$20,656	$17,379,194

90 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 91

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Liabilities:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,334	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,334
Centrally cleared
interest rate
swap contracts§	—	—	1,224,008	—	—	—	28,690	—	—	—	—	—	—	—	—	—	—	—	—	1,252,698
OTC Total
return swap
contracts*#	—	178,122	—	4,063	—	26,235	—	39,930	—	15,251	54,943	—	—	—	—	—	—	—	—	318,544
Centrally cleared
total return
swap contracts§	—	—	30,838	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	30,838
OTC Credit
default
contracts —
protection
sold*#	259,499	—	—	—	129,150	2,275,336	—	1,176,004	—	—	1,712,956	51,501	—	183,454	—	—	—	—	—	5,787,900
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	12,481	—	—	—	—	—	—	12,481
Forward
currency
contracts#	330,349	175,722	—	311,504	—	101,529	—	495,347	93,925	374,316	—	—	—	—	75,054	334,678	184,052	—	103,930	2,580,406
Forward
premium
swap option
contracts#	805,031	218,007	—	381,094	—	—	—	291,389	—	488,831	—	—	—	185,374	—	—	—	—	—	2,369,726
Written swap
options#	1,175,476	143,075	—	1,175,155	—	320,880	—	1,927,184	—	2,402,010	—	—	—	891,800	—	—	—	22,375	—	8,057,955
Written options#	—	—	—	—	—	—	—	—	—	722,610	—	—	—	—	—	—	—	—	—	722,610
Total Liabilities	$2,570,355	$714,926	$1,254,846	$1,871,816	$129,150	$2,723,980	$28,690	$3,929,854	$93,925	$4,006,352	$1,767,899	$51,501	$12,481	$1,260,628	$75,054	$334,678	$184,052	$22,375	$103,930	$21,136,492
Total Financial
and Derivative
Net Assets	$(25,309)	$(400,926)	$91,829	$(557,484)	$48,253	$(1,316,322)	$(18,010)	$(1,119,705)	$19,666	$859,842	$(1,369,077)	$79,832	$(12,481)	$33,282	$213,024	$(57,196)	$(120,907)	$(22,335)	$(83,274)	$(3,757,298)
Total collateral
received
(pledged)†##	$—	$(400,926)	$—	$(557,484)	$48,253	$(1,316,322)	$—	$(1,119,705)	$—	$859,842	$(1,369,077)	$—	$—	$—	$120,000	$—	$(92,777)	$—	$—
Net amount	$(25,309)	$—	$91,829	$—	$—	$—	$(18,010)	$—	$19,666	$—	$—	$79,832	$(12,481)	$33,282	$93,024	$(57,196)	$(28,130)	$(22,335)	$(83,274)

92 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 93

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled
collateral received
(including TBA
commitments)**	$—	$—	$—	$—	$110,000	$—	$—	$—	$—	$894,000	$—	$—	$—	$—	$120,000	$—	$—	$—	$—	$1,124,000
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$—	$(443,878)	$—	$(703,921)	$—	$(1,366,684)	$—	$(1,248,429)	$—	$—	$(1,460,586)	$—	$—	$—	$—	$—	$(92,777)	$—	$—	$(5,316,275)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $192,626 and $8,866,755, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

94 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 95

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Small Cap Value Fund
Europe Equity Fund
Global Equity Fund	Income
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Emerging Markets Income Fund
Investors Fund	Floating Rate Income Fund
Low Volatility Equity Fund	Global Income Trust
Multi-Cap Core Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Consumer Fund	Mortgage Securities Fund
Global Financials Fund	Short Duration Income Fund
Global Health Care Fund
Global Industrials Fund	Tax-free Income
Global Natural Resources Fund	AMT-Free Municipal Fund
Global Sector Fund	Intermediate-Term Municipal Income Fund
Global Technology Fund	Short-Term Municipal Income Fund
Global Telecommunications Fund	Tax Exempt Income Fund
Global Utilities Fund	Tax-Free High Yield Fund

Growth	State tax-free income funds‡:
Growth Opportunities Fund	California, Massachusetts, Minnesota,
International Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Growth Fund
Sustainable Future Fund
Sustainable Leaders Fund

96 Fixed Income Absolute Return Fund

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	Dynamic Risk Allocation Fund
Fixed Income Absolute Return Fund	George Putnam Balanced Fund
Multi-Asset Absolute Return Fund
Dynamic Asset Allocation Balanced Fund
Putnam PanAgora**	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Market Neutral Fund
Putnam PanAgora Risk Parity Fund	Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fixed Income Absolute Return Fund 97

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

98 Fixed Income Absolute Return Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Fixed Income Absolute Return Fund 99

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisors	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
The Putnam Advisory Company, LLC	Robert L. Reynolds	Vice President and
One Post Office Square	Manoj P. Singh	Assistant Treasurer
Boston, MA 02109
	Officers	Mark C. Trenchard
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	President	BSA Compliance Officer
One Post Office Square
Boston, MA 02109	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Custodian	Principal Executive Officer,	Proxy Voting and Corporate
State Street Bank	and Compliance Liaison	Governance, Assistant Clerk,
and Trust Company		and Assistant Treasurer
Robert T. Burns
Legal Counsel	Vice President and	Denere P. Poulack
Ropes & Gray LLP	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

100 Fixed Income Absolute Return Fund

This report is for the information of shareholders of Putnam Fixed Income Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA109 311191 6/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 29, 2018